                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                                      AND


                   FIRST METLIFE INVESTORS INSURANCE COMPANY


                                PRIMELITE IV/SM/

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED APRIL 29, 2013, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.


THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10426, DES MOINES, IOWA 50306-0426, OR CALL (888) 556-5412.


THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 29, 2013.


PRIMELITE IV IS A SERVICE MARK OF PRIMERICA, INC. FIRST METLIFE INVESTORS INSURANCE COMPANY USES THIS MARK PURSUANT TO A LICENSE AGREEMENT.


SAI-0413PRIMELITEIVNY
                                       1

TABLE OF CONTENTS                          PAGE


COMPANY.................................     3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM....................................     3
ADDITIONAL INFORMATION..................     4
CUSTODIAN...............................     4
DISTRIBUTION............................     4
     Reduction or Elimination of the
       Withdrawal Charge................     6
CALCULATION OF PERFORMANCE INFORMATION..     6
     Total Return.......................     6
     Historical Unit Values.............     7
     Reporting Agencies.................     7
ANNUITY PROVISIONS......................     7
     Variable Annuity...................     7
     Fixed Annuity......................     9
     Mortality and Expense Guarantee....     9
     Legal or Regulatory Restrictions
       on Transactions..................     9
TAX STATUS OF THE CONTRACTS.............     9
CONDENSED FINANCIAL INFORMATION.........    11
FINANCIAL STATEMENTS....................    51

COMPANY

First MetLife Investors Insurance Company (First MetLife Investors or the Company) is a stock life insurance company that was organized under the laws of the State of New York on December 31, 1992, as First Xerox Life Insurance Company. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased First Xerox Life Insurance Company, which on that date changed its name to First Cova Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent of General American Life Insurance Company. We changed our name to First MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, First MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, First MetLife Investors became a direct subsidiary of MetLife, Inc. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.


On December 31, 2002, MetLife entered into a net worth maintenance agreement with the Company. Under the agreement, MetLife agreed, without limitation as to the amount, to cause the Company to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2012, the capital and surplus of the Company was in excess of these minimum capital and surplus levels. MetLife and the Company entered into the agreement in part to enhance and maintain the financial strength of the Company as set forth in the agreement. Creditors of the Company (including its policyholders) have certain rights under the agreement to enforce the provisions of the agreement through certain state insurance regulators. However, the agreement provides, among other things, that it does not provide any creditor of the Company with recourse to or against any of the assets of MetLife. MetLife has the right to terminate the agreement upon thirty days written notice to the Company. MetLife has agreed not to terminate the agreement unless one of certain designated events occur, including if the Company attains a financial strength rating from Standard & Poor's Corp. without giving weight to the support of the agreement, that is the same as or better than its rating of such rating agency with such support.


First MetLife Investors is presently licensed to do business only in the State of New York.




INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Sub-Accounts of First MetLife Investors Variable Annuity Account One included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The financial statements of First MetLife Investors Insurance Company (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes an emphasis-of-matter paragraph referring to changes in the Company's method of accounting for deferred policy acquisition costs as required by accounting guidance adopted on January 1, 2012). Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements, and the related financial statement schedules, incorporated by reference in this Statement of Additional Information from the MetLife, Inc. and subsidiaries' ("MetLife's") Annual Report on Form 10-K, and the effectiveness of MetLife's internal control over financial reporting for the year ended December 31, 2012, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports, which are incorporated herein by reference. Such consolidated financial statements and financial statement schedules have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.




ADDITIONAL INFORMATION

As noted above in the "Company" section of this Statement of Additional Information, MetLife has entered into a net worth maintenance agreement with the Company. As permitted by SEC rules, we are incorporating by reference into this Statement of Additional Information the following documents or portions thereof, as described, which have been filed with the SEC, which means that these documents or portions thereof, as described, are legally a part of this Statement of Additional Information:


(i) The consolidated financial statements and financial statement schedules from MetLife and subsidiaries' Annual Report on Form 10-K for the year ended December 31, 2012, filed on February 27, 2013 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov; and


(ii) MetLife's Current Report on Form 8-K filed with the SEC on March 5, 2013 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov.

You should only consider MetLife's financial statements (including notes and financial statement schedules thereto) and other financial information that we have incorporated by reference as noted above as bearing on the ability of MetLife to meet its obligations under the net worth maintenance agreement.




CUSTODIAN

First MetLife Investors Insurance Company, 200 Park Avenue, New York, NY 10166, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.




DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.


Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:




                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2012             $44,348,103              $0
2011             $62,734,342              $0
2010             $38,941,801              $0

Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.


As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2012 ranged from $0 to $22,603,189.* The amount of commissions paid to selected selling firms during 2012 ranged from $0 to $6,342,532. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2012 ranged from $62 to $25,710,793.*


* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates MetLife Investors Insurance Company, MetLife Investors USA Insurance Company and MetLife Insurance Company of Connecticut.


The following list sets forth the names of selling firms that received additional compensation in 2012 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.


Ameriprise Financial Services, Inc.
AXA Advisors, LLC
BBVA Compass Investment Solutions, Inc.
Capital Investments Group, Inc.
CCO Investment Services Corp.
Centaurus Financial, Inc.
Cetera Financial Specialists LLC
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Essex National Securities, Inc.
FSC Securities Corporation
Financial Network Investment Corporation
First Allied Securities, Inc.
First Tennessee Brokerage, Inc.
Founders Financial Securities, LLC
H. D. Vest Investment Services, Inc.
ING Financial Partners, Inc.
Invest Financial Corporation
Investment Professionals, Inc.
J.J.B. Hilliard, W. L. Lyons, LLC
J.P.Morgan Securities LLC
Janney Montgomery Scott, LLC
Key Investment Services LLC
Lincoln Financial Advisors Corporation.
Lincoln Financial Securities Corporation
Lincoln Investment Planning, Inc.
LPL Financial Corporation
LPL Financial LLC
M&T Securities, Inc.
Merrill Lynch, Inc.
Morgan Keegan & Company, Inc.
Morgan Stanley Smith Barney, LLC
Multi-Financial Securities Corporation
National Planning Corporation
NEXT Financial Group
NFP Securities, Inc.
PFS Investments Inc.
Pioneer Funds Distributor, Inc.
PNC Investments LLC
PrimeVest Financial Services, Inc.
ProEquities, Inc.
Raymond James Financial Services, Inc.
RBC Wealth Management
Royal Alliance Associates, Inc.
SII Investments, Inc.
SagePoint Financial, Inc.
Sammons Securities Company, LLC
Securities America, Inc.
Sigma Financial Corporation
Signator Investors, Inc.
Stifel, Nicolaus & Company, Incorporated
Tower Square Securities, Inc.
Transamerica Financial Advisors, Inc.
Triad Advisors, Inc.
UBS Financial Services, Inc.
U.S. Bancorp Investments, Inc.
United Planners' Financial Services of America

ValMark Securities, Inc.
Wall Street Financial Group, Inc.
Walnut Street Securities, Inc.
Wells Fargo Advisors, LLC
Wells Fargo Advisors Financial Network, LLC
Woodbury Financial Services, Inc.


There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.



REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:


1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of Purchase Payments to be received will be considered. Per contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.


The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.




CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN


From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised and any applicable account fee, withdrawal charges, and/or GWB rider charge. For purposes of calculating performance information, the GWB rider charge may be reflected as a percentage of Account Value or other theoretical benefit base. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


  P (1 + T)n = ERV


Where:


  P = a hypothetical initial payment of $1,000


  T = average annual total return
  n = number of years


  ERV =  ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge or GWB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.



HISTORICAL UNIT VALUES


The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.


In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.



REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.




ANNUITY PROVISIONS


VARIABLE ANNUITY


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows:
The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT - The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.


The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.


(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


NET INVESTMENT FACTOR - The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:


A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

      (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

      (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:


o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.


FIXED ANNUITY


A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the Annuity Date will be used to determine the fixed annuity monthly payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.



MORTALITY AND EXPENSE GUARANTEE


The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.



LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS


If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.


TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.


DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. However, the tax law concerning these rules is subject to change and to different interpretations. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Consult your tax adviser prior to purchase.


If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the Separate Accounts investing in the underlying fund may fail the diversification requirements of section 817 of the Code, which could have adverse tax consequences for variable contract Owners, including losing the benefit of tax deferral.


REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an Owner of the contract (or on the death of, or change in, any primary Annuitant where the contract is owned by a non-natural person). Specifically, section 72(s) requires that: (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death.

The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom Ownership of the contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the contract may be continued with the surviving spouse as the new Owner.


The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.


Other rules may apply to Qualified Contracts.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS. Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA Owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more Owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the Account Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your tax adviser as to how these rules affect your contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual Beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the Beneficiary is the surviving spouse which allow the spouse to assume the contract as Owner. Alternative rules permit a spousal Beneficiary under a Qualified Contract, including an IRA, to defer the required minimum distribution ("RMD") requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates. Under current federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary.


For RMDs after the death of the contract Owner, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

CONDENSED FINANCIAL INFORMATION

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2012. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.



                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. GLOBAL REAL ESTATE SUB-ACCOUNT
  11/12/2007    to  12/31/2007       10.035653         9.668683            0.0000
  01/01/2008    to  12/31/2008        9.668683         5.294015            0.0000
  01/01/2009    to  12/31/2009        5.294015         6.874745            0.0000
  01/01/2010    to  12/31/2010        6.874745         7.983695            0.0000
  01/01/2011    to  12/31/2011        7.983695         7.376328            0.0000
  01/01/2012    to  12/31/2012        7.376328         9.340766            0.0000
============   ==== ==========       =========        =========       ===========
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
  11/12/2007    to  12/31/2007       31.581770        31.742598            0.0000
  01/01/2008    to  12/31/2008       31.742598        18.698596            0.0000
  01/01/2009    to  12/31/2009       18.698596        24.988146        4,673.7200
  01/01/2010    to  12/31/2010       24.988146        27.872774        7,162.0723
  01/01/2011    to  12/31/2011       27.872774        25.679274        7,091.3785
  01/01/2012    to  12/31/2012       25.679274        29.315313       12,217.6120
============   ==== ==========       =========        =========       ===========
INVESCO V.I. VAN KAMPEN EQUITY AND INCOME SUB-ACCOUNT (SERIES II)
 (FORMERLY THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - VAN KAMPEN UIF EQUITY AND
INCOME SUB-ACCOUNT
 (CLASS II))
  11/12/2007    to  12/31/2007       15.560835        15.625791            0.0000
  01/01/2008    to  12/31/2008       15.625791        11.967194          546.6123
  01/01/2009    to  12/31/2009       11.967194        14.519806        2,927.2400
  01/01/2010    to  12/31/2010       14.519806        16.112971       10,532.7576
  01/01/2011    to  12/31/2011       16.112971        15.753474       19,627.2023
  01/01/2012    to  12/31/2012       15.753474        17.536777        8,352.7408
============   ==== ==========       =========        =========       ===========

                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
INVESCO V.I. VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT (SERIES II)
 (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST - VAN KAMPEN LIT GROWTH AND INCOME
SUB-ACCOUNT
 (CLASS II))
  11/12/2007    to  12/31/2007       27.054516        27.314789            0.0000
  01/01/2008    to  12/31/2008       27.314789        18.341028        4,091.7094
  01/01/2009    to  12/31/2009       18.341028        22.547668       12,270.8200
  01/01/2010    to  12/31/2010       22.547668        25.057558       23,671.9113
  01/01/2011    to  12/31/2011       25.057558        24.259781       24,689.0618
  01/01/2012    to  12/31/2012       24.259781        27.476942       25,795.3897
============   ==== ==========       =========        =========       ===========
INVESCO V.I. VAN KAMPEN AMERICAN VALUE FUND SUB-ACCOUNT (SERIES II)
 (FORMERLY THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - VAN KAMPEN UIF U.S. MID CAP
VALUE SUB-ACCOUNT
 (CLASS II))
  11/12/2007    to  12/31/2007       10.948392        11.050501            0.0000
  01/01/2008    to  12/31/2008       11.050501         6.411904            0.0000
  01/01/2009    to  12/31/2009        6.411904         8.838429            0.0000
  01/01/2010    to  12/31/2010        8.838429        10.696858            0.0000
  01/01/2011    to  12/31/2011       10.696858        10.683506            0.0000
  01/01/2012    to  12/31/2012       10.683506        12.388928            0.0000
============   ==== ==========       =========        =========       ===========
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007       16.672922        16.635516            0.0000
  01/01/2008    to  12/31/2008       16.635516        14.937415            0.0000
  01/01/2009    to  12/31/2009       14.937415        16.661328          148.4400
  01/01/2010    to  12/31/2010       16.661328        17.567386          255.8123
  01/01/2011    to  12/31/2011       17.567386        18.463807        8,094.2535
  01/01/2012    to  12/31/2012       18.463807        19.271068       15,009.8550
============   ==== ==========       =========        =========       ===========
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007       30.201813        30.770328          563.9032
  01/01/2008    to  12/31/2008       30.770328        18.777897        2,399.3877
  01/01/2009    to  12/31/2009       18.777897        26.469113        9,791.2600
  01/01/2010    to  12/31/2010       26.469113        29.298602       18,669.6487
  01/01/2011    to  12/31/2011       29.298602        26.443255       20,999.4996
  01/01/2012    to  12/31/2012       26.443255        32.101565       21,361.0354
============   ==== ==========       =========        =========       ===========

                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007       38.026763        36.910676            0.0000
  01/01/2008    to  12/31/2008       36.910676        16.992711            0.0000
  01/01/2009    to  12/31/2009       16.992711        27.149527        4,931.4600
  01/01/2010    to  12/31/2010       27.149527        32.920793       12,433.7132
  01/01/2011    to  12/31/2011       32.920793        26.367076       16,446.1043
  01/01/2012    to  12/31/2012       26.367076        30.863996       14,999.6173
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007      195.351288       196.674434            0.0000
  01/01/2008    to  12/31/2008      196.674434       109.148895          656.5318
  01/01/2009    to  12/31/2009      109.148895       150.727907        6,328.2700
  01/01/2010    to  12/31/2010      150.727907       177.194644        9,237.0165
  01/01/2011    to  12/31/2011      177.194644       168.015813       10,379.9907
  01/01/2012    to  12/31/2012      168.015813       196.193308       10,735.4989
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007      132.792522       133.667553            0.0000
  01/01/2008    to  12/31/2008      133.667553        82.287999           72.8121
  01/01/2009    to  12/31/2009       82.287999       106.974582          404.2200
  01/01/2010    to  12/31/2010      106.974582       118.071623          538.3134
  01/01/2011    to  12/31/2011      118.071623       114.817285          658.8592
  01/01/2012    to  12/31/2012      114.817285       133.608169        1,787.2018
============   ==== ==========      ==========       ==========       ===========
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP CONTRAFUND (Reg. TM) SUB-ACCOUNT (SERVICE CLASS)
  11/12/2007    to  12/31/2007       48.680625        50.321701            0.0000
  01/01/2008    to  12/31/2008       50.321701        28.603495        1,056.7238
  01/01/2009    to  12/31/2009       28.603495        38.438014        2,883.2200
  01/01/2010    to  12/31/2010       38.438014        44.588796        3,583.9826
  01/01/2011    to  12/31/2011       44.588796        43.003380        3,614.0194
  01/01/2012    to  12/31/2012       43.003380        49.541201        5,276.8680
============   ==== ==========      ==========       ==========       ===========
VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
  11/12/2007    to  12/31/2007       42.098465        42.897093            0.0000
  01/01/2008    to  12/31/2008       42.897093        25.661073            0.0000
  01/01/2009    to  12/31/2009       25.661073        35.522790        3,581.1600
  01/01/2010    to  12/31/2010       35.522790        45.240585        4,678.9307
  01/01/2011    to  12/31/2011       45.240585        39.950208        4,403.0288
  01/01/2012    to  12/31/2012       39.950208        45.333086        7,665.8546
============   ==== ==========      ==========       ==========       ===========

                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME SECURITIES SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007       50.143142        50.370198            0.0000
  01/01/2008    to  12/31/2008       50.370198        35.096146        1,680.9008
  01/01/2009    to  12/31/2009       35.096146        47.138856        2,386.5700
  01/01/2010    to  12/31/2010       47.138856        52.610671        2,652.2683
  01/01/2011    to  12/31/2011       52.610671        53.356773        5,214.5916
  01/01/2012    to  12/31/2012       53.356773        59.536558        2,936.7761
============   ==== ==========       =========        =========       ===========
FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007        8.788676         8.792875            0.0000
  01/01/2008    to  12/31/2008        8.792875         5.833832        8,192.7805
  01/01/2009    to  12/31/2009        5.833832         7.463538        9,925.4300
  01/01/2010    to  12/31/2010        7.463538         9.479486       11,237.2775
  01/01/2011    to  12/31/2011        9.479486         9.036953       11,491.9716
  01/01/2012    to  12/31/2012        9.036953        10.596991       18,619.4795
============   ==== ==========       =========        =========       ===========
MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007       25.351158        25.457516            0.0000
  01/01/2008    to  12/31/2008       25.457516        15.858646            0.0000
  01/01/2009    to  12/31/2009       15.858646        19.800541            0.0000
  01/01/2010    to  12/31/2010       19.800541        21.809081            0.0000
  01/01/2011    to  12/31/2011       21.809081        21.378188            0.0000
  01/01/2012    to  12/31/2012       21.378188        24.191188            0.0000
============   ==== ==========       =========        =========       ===========
TEMPLETON GLOBAL BOND SECURITIES SUB-ACCOUNT
  11/12/2007    to  12/31/2007       13.279376        13.183600            0.0000
  01/01/2008    to  12/31/2008       13.183600        13.869103            0.0000
  01/01/2009    to  12/31/2009       13.869103        16.304569          156.6600
  01/01/2010    to  12/31/2010       16.304569        18.483904          262.4281
  01/01/2011    to  12/31/2011       18.483904        18.150121          356.7028
  01/01/2012    to  12/31/2012       18.150121        20.686158        2,700.1841
============   ==== ==========       =========        =========       ===========
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
  11/12/2007    to  12/31/2007       14.841127        15.262553            0.0000
  01/01/2008    to  12/31/2008       15.262553         9.009273            0.0000
  01/01/2009    to  12/31/2009        9.009273        12.008951            0.0000
  01/01/2010    to  12/31/2010       12.008951        14.870530            0.0000
  01/01/2011    to  12/31/2011       14.870530        15.094159            0.0000
  01/01/2012    to  12/31/2012       15.094159        17.749984            0.0000
============   ==== ==========       =========        =========       ===========

                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
  11/12/2007    to  12/31/2007       35.609987        36.423775            0.0000
  01/01/2008    to  12/31/2008       36.423775        25.502847          368.8992
  01/01/2009    to  12/31/2009       25.502847        30.848554        1,605.1900
  01/01/2010    to  12/31/2010       30.848554        34.415038        9,857.2971
  01/01/2011    to  12/31/2011       34.415038        34.977990       10,081.9573
  01/01/2012    to  12/31/2012       34.977990        40.171309       10,017.6035
============   ==== ==========       =========        =========       ===========
LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS II)
  11/12/2007    to  12/31/2007       15.079966        15.404382            0.0000
  01/01/2008    to  12/31/2008       15.404382         9.924172        3,694.9701
  01/01/2009    to  12/31/2009        9.924172        12.055197        6,601.1900
  01/01/2010    to  12/31/2010       12.055197        13.388162        7,872.5010
  01/01/2011    to  12/31/2011       13.388162        14.284362        8,692.5307
  01/01/2012    to  12/31/2012       14.284362        16.140295        9,298.7282
============   ==== ==========       =========        =========       ===========
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE SUB-ACCOUNT (CLASS I)
  11/12/2007    to  12/31/2007       36.835426        37.718235            0.0000
  01/01/2008    to  12/31/2008       37.718235        23.695087        2,572.9979
  01/01/2009    to  12/31/2009       23.695087        30.361810        4,133.4100
  01/01/2010    to  12/31/2010       30.361810        35.068573        4,933.7662
  01/01/2011    to  12/31/2011       35.068573        32.585339        5,395.5101
  01/01/2012    to  12/31/2012       32.585339        37.110128        5,926.2953
============   ==== ==========       =========        =========       ===========
LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50% SUB-ACCOUNT
  05/03/2010    to  12/31/2010       17.258800        18.315015            0.0000
  01/01/2011    to  12/31/2011       18.315015        18.354875            0.0000
  01/01/2012    to  12/31/2012       18.354875        20.561235            0.0000
============   ==== ==========       =========        =========       ===========
LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85% SUB-ACCOUNT
  11/12/2007    to  12/31/2007       16.280235        16.414053            0.0000
  01/01/2008    to  12/31/2008       16.414053        10.175027            0.0000
  01/01/2009    to  12/31/2009       10.175027        13.352056            0.0000
  01/01/2010    to  12/31/2010       13.352056        15.302083            0.0000
  01/01/2011    to  12/31/2011       15.302083        14.807645            0.0000
  01/01/2012    to  12/31/2012       14.807645        16.997311            0.0000
============   ==== ==========       =========        =========       ===========
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  11/12/2007    to  12/31/2007       17.417849        17.745867            0.0000
  01/01/2008    to  12/31/2008       17.745867        10.421769            0.0000
  01/01/2009    to  12/31/2009       10.421769        14.738932            0.0000
  01/01/2010    to  12/31/2010       14.738932        18.276274            0.0000
  01/01/2011    to  12/31/2011       18.276274        18.354879            0.0000
  01/01/2012    to  12/31/2012       18.354879        21.712502            0.0000
============   ==== ==========       =========        =========       ===========

                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  11/12/2007    to  12/31/2007       17.354579        17.219052            0.0000
  01/01/2008    to  12/31/2008       17.219052        11.798557        2,954.1480
  01/01/2009    to  12/31/2009       11.798557        18.179873        3,659.2900
  01/01/2010    to  12/31/2010       18.179873        20.694988        4,161.0504
  01/01/2011    to  12/31/2011       20.694988        20.850753        4,305.6257
  01/01/2012    to  12/31/2012       20.850753        24.437785        4,695.8505
============   ==== ==========       =========        =========       ===========
MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       24.022861        25.920444        3,125.4589
============   ==== ==========       =========        =========       ===========
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       19.506006        22.612433            0.0000
============   ==== ==========       =========        =========       ===========
INVESCO SMALL CAP GROWTH SUB-ACCOUNT
  11/12/2007    to  12/31/2007       16.463686        16.487649            0.0000
  01/01/2008    to  12/31/2008       16.487649        10.006473            0.0000
  01/01/2009    to  12/31/2009       10.006473        13.264046            0.0000
  01/01/2010    to  12/31/2010       13.264046        16.578768            0.0000
  01/01/2011    to  12/31/2011       16.578768        16.244818            0.0000
  01/01/2012    to  12/31/2012       16.244818        19.023869            0.0000
============   ==== ==========       =========        =========       ===========
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        7.277183         6.615796        8,568.1531
  01/01/2012    to  12/31/2012        6.615796         7.765725       10,289.8744
============   ==== ==========       =========        =========       ===========
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007       10.526375        10.462963            0.0000
  01/01/2008    to  12/31/2008       10.462963         4.703540        5,316.3038
  01/01/2009    to  12/31/2009        4.703540         6.428128        6,843.8300
  01/01/2010    to  12/31/2010        6.428128         6.834396        8,071.6175
  01/01/2011    to  04/29/2011        6.834396         7.277752            0.0000
============   ==== ==========       =========        =========       ===========
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       14.614084        15.056017            0.0000
============   ==== ==========       =========        =========       ===========
MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        8.791491         9.231572        3,089.9513
  01/01/2011    to  12/31/2011        9.231572         8.513807        9,863.2546
  01/01/2012    to  12/31/2012        8.513807        10.306238        9,416.7404
============   ==== ==========       =========        =========       ===========

                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH
SECURITIES
 SUB-ACCOUNT (CLASS 2))
  11/12/2007    to  12/31/2007       19.148194        19.324014        1,269.9331
  01/01/2008    to  12/31/2008       19.324014        11.039651        2,708.8470
  01/01/2009    to  12/31/2009       11.039651        14.336489        2,708.8500
  01/01/2010    to  12/31/2010       14.336489        15.251033        2,708.8470
  01/01/2011    to  04/29/2011       15.251033        17.040521            0.0000
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007       13.813186        14.222616            0.0000
  01/01/2008    to  12/31/2008       14.222616         6.264735            0.0000
  01/01/2009    to  12/31/2009        6.264735        10.484007        3,379.3600
  01/01/2010    to  12/31/2010       10.484007        12.841577       15,023.6572
  01/01/2011    to  12/31/2011       12.841577        10.341202       17,888.0441
  01/01/2012    to  12/31/2012       10.341202        12.178447       21,341.4036
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007       18.073511        18.476214            0.0000
  01/01/2008    to  12/31/2008       18.476214        10.547833            0.0000
  01/01/2009    to  12/31/2009       10.547833        13.746171        1,136.6100
  01/01/2010    to  12/31/2010       13.746171        15.169092       15,158.1567
  01/01/2011    to  12/31/2011       15.169092        13.416105       18,126.4921
  01/01/2012    to  12/31/2012       13.416105        15.508856       21,175.5485
============   ==== ==========       =========        =========       ===========
MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007       13.027552        13.501893          566.2983
  01/01/2008    to  12/31/2008       13.501893         7.121331        1,118.2259
  01/01/2009    to  12/31/2009        7.121331        11.093963        7,662.3300
  01/01/2010    to  12/31/2010       11.093963        14.515122       19,671.6150
  01/01/2011    to  12/31/2011       14.515122        13.382932       18,390.6677
  01/01/2012    to  12/31/2012       13.382932        14.486152       28,371.6614
============   ==== ==========       =========        =========       ===========
PIONEER FUND SUB-ACCOUNT (CLASS A)
  11/12/2007    to  12/31/2007       21.420427        21.706638            0.0000
  01/01/2008    to  12/31/2008       21.706638        14.440738          426.2547
  01/01/2009    to  12/31/2009       14.440738        17.720787       13,690.6800
  01/01/2010    to  12/31/2010       17.720787        20.400781       24,167.7534
  01/01/2011    to  12/31/2011       20.400781        19.289350       21,573.8878
  01/01/2012    to  12/31/2012       19.289350        21.129484       35,050.8834
============   ==== ==========       =========        =========       ===========

                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  11/12/2007    to  12/31/2007       20.973051        21.051381            0.0000
  01/01/2008    to  12/31/2008       21.051381        18.611977        3,858.7376
  01/01/2009    to  12/31/2009       18.611977        24.536038       14,597.5200
  01/01/2010    to  12/31/2010       24.536038        27.263219       22,348.6985
  01/01/2011    to  12/31/2011       27.263219        27.986074       27,898.0410
  01/01/2012    to  12/31/2012       27.986074        30.942565       35,572.4788
============   ==== ==========       =========        =========       ===========
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        7.410320         9.286386       14,119.1100
  01/01/2010    to  12/31/2010        9.286386        10.567034       24,406.1806
  01/01/2011    to  12/31/2011       10.567034        10.314166       26,970.5847
  01/01/2012    to  12/31/2012       10.314166        12.108316       28,982.8662
============   ==== ==========       =========        =========       ===========
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT
(CLASS II))
  11/12/2007    to  12/31/2007       16.122293        16.008903            0.0000
  01/01/2008    to  12/31/2008       16.008903        10.179939        4,915.3638
  01/01/2009    to  05/01/2009       10.179939         9.894477            0.0000
============   ==== ==========       =========        =========       ===========
METROPOLITAN SERIES FUND
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       64.158305        66.914627        7,521.2449
============   ==== ==========       =========        =========       ===========
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
  05/04/2009    to  12/31/2009       23.561882        29.800754            0.0000
  01/01/2010    to  12/31/2010       29.800754        35.369721            0.0000
  01/01/2011    to  12/31/2011       35.369721        31.901660          722.0069
  01/01/2012    to  12/31/2012       31.901660        36.139997          710.4714
============   ==== ==========       =========        =========       ===========
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))
  11/12/2007    to  12/31/2007       16.630772        17.222602            0.0000
  01/01/2008    to  12/31/2008       17.222602         9.784885            0.0000
  01/01/2009    to  05/01/2009        9.784885         9.320205            0.0000
============   ==== ==========       =========        =========       ===========
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       14.690479        14.598239       98,213.4440
  01/01/2011    to  12/31/2011       14.598239        14.460587       74,562.2256
  01/01/2012    to  12/31/2012       14.460587        14.323115       52,123.8911
============   ==== ==========       =========        =========       ===========

                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
 (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET
VARIABLE MONEY
 MARKET SUB-ACCOUNT)
  11/12/2007    to  12/31/2007       14.534258        14.605968            0.0000
  01/01/2008    to  12/31/2008       14.605968        14.844256       66,081.0799
  01/01/2009    to  12/31/2009       14.844256        14.736788      116,045.8600
  01/01/2010    to  04/30/2010       14.736788        14.691626            0.0000
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        6.325178         6.116394       33,523.0822
============   ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007       10.280592        10.645350        1,317.8275
  01/01/2008    to  12/31/2008       10.645350         5.700361        8,048.2590
  01/01/2009    to  12/31/2009        5.700361         8.114102       18,424.6500
  01/01/2010    to  12/31/2010        8.114102         8.792647       20,512.0469
  01/01/2011    to  12/31/2011        8.792647         8.589434       20,518.0893
  01/01/2012    to  04/27/2012        8.589434         9.677245            0.0000
============   ==== ==========       =========        =========      ============
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007       21.105860        21.237224            0.0000
  01/01/2008    to  12/31/2008       21.237224        12.504179          100.8458
  01/01/2009    to  12/31/2009       12.504179        17.315753        2,641.5000
  01/01/2010    to  12/31/2010       17.315753        19.883874        4,562.3607
  01/01/2011    to  12/31/2011       19.883874        18.040774        8,329.8394
  01/01/2012    to  12/31/2012       18.040774        21.653231        8,750.3596
============   ==== ==========       =========        =========      ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007       17.502810        17.608002            0.0000
  01/01/2008    to  12/31/2008       17.608002        17.348251            0.0000
  01/01/2009    to  12/31/2009       17.348251        17.885368            0.0000
  01/01/2010    to  12/31/2010       17.885368        18.689342       12,265.8557
  01/01/2011    to  12/31/2011       18.689342        19.487893       12,177.7595
  01/01/2012    to  12/31/2012       19.487893        19.890972       10,690.9250
============   ==== ==========       =========        =========      ============
OPPENHEIMER VARIABLE ACCOUNT FUNDS
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND (Reg. TM)/VA SUB-ACCOUNT (SERVICE
SHARES)
  11/12/2007    to  12/31/2007       17.491846        17.459819            0.0000
  01/01/2008    to  12/31/2008       17.459819        10.721683            0.0000
  01/01/2009    to  12/31/2009       10.721683        14.537401        6,522.5900
  01/01/2010    to  12/31/2010       14.537401        17.720115        7,419.8584
  01/01/2011    to  12/31/2011       17.720115        17.134641        7,213.8317
  01/01/2012    to  12/31/2012       17.134641        19.970754        6,921.5060
============   ==== ==========       =========        =========      ============

                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
PIONEER VARIABLE CONTRACTS TRUST
PIONEER VCT MID CAP VALUE SUB-ACCOUNT (CLASS II)
  11/12/2007    to  12/31/2007       35.568558        35.504608          0.0000
  01/01/2008    to  12/31/2008       35.504608        23.295698          0.0000
  01/01/2009    to  12/31/2009       23.295698        28.904883         28.6300
  01/01/2010    to  12/31/2010       28.904883        33.754719         46.9134
  01/01/2011    to  12/31/2011       33.754719        31.483215         62.9475
  01/01/2012    to  12/31/2012       31.483215        34.559989         77.0414
============   ==== ==========       =========        =========        ========
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
UIF U.S. REAL ESTATE SUB-ACCOUNT (CLASS I)
  11/12/2007    to  12/31/2007       52.577630        49.186655          0.0000
  01/01/2008    to  12/31/2008       49.186655        30.257109          0.0000
  01/01/2009    to  12/31/2009       30.257109        38.468922        466.4700
  01/01/2010    to  12/31/2010       38.468922        49.522586        461.2127
  01/01/2011    to  12/31/2011       49.522586        51.959240        455.6529
  01/01/2012    to  12/31/2012       51.959240        59.615483        445.9211
============   ==== ==========       =========        =========        ========

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. GLOBAL REAL ESTATE SUB-ACCOUNT
  11/12/2007    to  12/31/2007       10.021313         9.652917            0.0000
  01/01/2008    to  12/31/2008        9.652917         5.277409       12,965.9784
  01/01/2009    to  12/31/2009        5.277409         6.842902       13,205.5000
  01/01/2010    to  12/31/2010        6.842902         7.934821       13,205.5045
  01/01/2011    to  12/31/2011        7.934821         7.320199            0.0000
  01/01/2012    to  12/31/2012        7.320199         9.255729        6,862.4780
============   ==== ==========       =========        =========       ===========
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
  11/12/2007    to  12/31/2007       30.900994        31.052090            0.0000
  01/01/2008    to  12/31/2008       31.052090        18.264281        8,141.4305
  01/01/2009    to  12/31/2009       18.264281        24.371166        9,707.5600
  01/01/2010    to  12/31/2010       24.371166        27.143866       22,528.1576
  01/01/2011    to  12/31/2011       27.143866        24.970288       25,631.9110
  01/01/2012    to  12/31/2012       24.970288        28.463003       32,893.2219
============   ==== ==========       =========        =========       ===========
INVESCO V.I. VAN KAMPEN EQUITY AND INCOME SUB-ACCOUNT (SERIES II)
 (FORMERLY THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - VAN KAMPEN UIF EQUITY AND
INCOME SUB-ACCOUNT
 (CLASS II))
  11/12/2007    to  12/31/2007       15.455351        15.516738            0.0000
  01/01/2008    to  12/31/2008       15.516738        11.865783        9,875.8436
  01/01/2009    to  12/31/2009       11.865783        14.375189       13,335.1500
  01/01/2010    to  12/31/2010       14.375189        15.928590       40,843.4270
  01/01/2011    to  12/31/2011       15.928590        15.549910       50,847.6594
  01/01/2012    to  12/31/2012       15.549910        17.284089       55,371.0524
============   ==== ==========       =========        =========       ===========
INVESCO V.I. VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT (SERIES II)
 (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST - VAN KAMPEN LIT GROWTH AND INCOME
SUB-ACCOUNT
 (CLASS II))
  11/12/2007    to  12/31/2007       26.616222        26.866858            0.0000
  01/01/2008    to  12/31/2008       26.866858        18.013069        5,623.6025
  01/01/2009    to  12/31/2009       18.013069        22.111293       10,721.6300
  01/01/2010    to  12/31/2010       22.111293        24.535803       28,302.4258
  01/01/2011    to  12/31/2011       24.535803        23.719093       37,148.6176
  01/01/2012    to  12/31/2012       23.719093        26.824075       41,623.2596
============   ==== ==========       =========        =========       ===========

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
INVESCO V.I. VAN KAMPEN AMERICAN VALUE FUND SUB-ACCOUNT (SERIES II)
 (FORMERLY THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - VAN KAMPEN UIF U.S. MID CAP
VALUE SUB-ACCOUNT
 (CLASS II))
  11/12/2007    to  12/31/2007       10.932661        11.032399            0.0000
  01/01/2008    to  12/31/2008       11.032399         6.391748          687.2499
  01/01/2009    to  12/31/2009        6.391748         8.797442          874.0000
  01/01/2010    to  12/31/2010        8.797442        10.631311          699.4219
  01/01/2011    to  12/31/2011       10.631311        10.602153          670.9203
  01/01/2012    to  12/31/2012       10.602153        12.276067        5,338.3112
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007       16.411418        16.371302            0.0000
  01/01/2008    to  12/31/2008       16.371302        14.678069       18,079.3194
  01/01/2009    to  12/31/2009       14.678069        16.347521       14,541.5900
  01/01/2010    to  12/31/2010       16.347521        17.210684       41,787.3307
  01/01/2011    to  12/31/2011       17.210684        18.061871       39,739.9493
  01/01/2012    to  12/31/2012       18.061871        18.823152       40,766.0474
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007       29.728148        30.281641            0.0000
  01/01/2008    to  12/31/2008       30.281641        18.451832        2,924.3854
  01/01/2009    to  12/31/2009       18.451832        25.970420        8,119.7000
  01/01/2010    to  12/31/2010       25.970420        28.703555       11,776.5917
  01/01/2011    to  12/31/2011       28.703555        25.867417       11,728.7820
  01/01/2012    to  12/31/2012       25.867417        31.355216       16,745.7723
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007       37.486489        36.378914            0.0000
  01/01/2008    to  12/31/2008       36.378914        16.722636        2,496.0599
  01/01/2009    to  12/31/2009       16.722636        26.677912        1,573.3700
  01/01/2010    to  12/31/2010       26.677912        32.300498        2,676.3756
  01/01/2011    to  12/31/2011       32.300498        25.831515        5,261.8627
  01/01/2012    to  12/31/2012       25.831515        30.191546        6,348.5880
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007      188.509062       189.747583            0.0000
  01/01/2008    to  12/31/2008      189.747583       105.145910        3,507.4722
  01/01/2009    to  12/31/2009      105.145910       144.981141        4,357.7200
  01/01/2010    to  12/31/2010      144.981141       170.183569        8,285.9259
  01/01/2011    to  12/31/2011      170.183569       161.126483        9,159.6849
  01/01/2012    to  12/31/2012      161.126483       187.865200       10,137.3934
============   ==== ==========      ==========       ==========       ===========

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007       128.142188       128.960560           0.0000
  01/01/2008    to  12/31/2008       128.960560        79.270644       1,910.4567
  01/01/2009    to  12/31/2009        79.270644       102.897549       1,813.2500
  01/01/2010    to  12/31/2010       102.897549       113.401568       3,854.7301
  01/01/2011    to  12/31/2011       113.401568       110.110964       3,960.6121
  01/01/2012    to  12/31/2012       110.110964       127.938610       3,550.8992
============   ==== ==========       ==========       ==========      ===========
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP CONTRAFUND (Reg. TM) SUB-ACCOUNT (SERVICE CLASS)
  11/12/2007    to  12/31/2007        47.749920        49.349672           0.0000
  01/01/2008    to  12/31/2008        49.349672        28.008686       2,866.6376
  01/01/2009    to  12/31/2009        28.008686        37.582272       3,476.7400
  01/01/2010    to  12/31/2010        37.582272        43.530846      13,046.8128
  01/01/2011    to  12/31/2011        43.530846        41.920228      15,899.9627
  01/01/2012    to  12/31/2012        41.920228        48.220630      20,636.4895
============   ==== ==========       ==========       ==========      ===========
VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
  11/12/2007    to  12/31/2007        41.541775        42.321304           0.0000
  01/01/2008    to  12/31/2008        42.321304        25.278483       4,951.7851
  01/01/2009    to  12/31/2009        25.278483        34.940739       6,555.0600
  01/01/2010    to  12/31/2010        34.940739        44.432692      19,196.1319
  01/01/2011    to  12/31/2011        44.432692        39.178044      22,977.0156
  01/01/2012    to  12/31/2012        39.178044        44.389902      26,262.9841
============   ==== ==========       ==========       ==========      ===========
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME SECURITIES SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007        48.750587        48.961473           0.0000
  01/01/2008    to  12/31/2008        48.961473        34.063244       1,722.4613
  01/01/2009    to  12/31/2009        34.063244        45.683004       4,502.3300
  01/01/2010    to  12/31/2010        45.683004        50.909459       6,847.5763
  01/01/2011    to  12/31/2011        50.909459        51.554218      13,049.4649
  01/01/2012    to  12/31/2012        51.554218        57.438562      16,303.8393
============   ==== ==========       ==========       ==========      ===========
FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007         8.782351         8.784774           0.0000
  01/01/2008    to  12/31/2008         8.784774         5.819672           0.0000
  01/01/2009    to  12/31/2009         5.819672         7.434253           0.0000
  01/01/2010    to  12/31/2010         7.434253         9.428155       3,047.9527
  01/01/2011    to  12/31/2011         9.428155         8.974567           0.0000
  01/01/2012    to  12/31/2012         8.974567        10.507984       7,260.7171
============   ==== ==========       ==========       ==========      ===========

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007       24.935845        25.035415            0.0000
  01/01/2008    to  12/31/2008       25.035415        15.572199          495.1604
  01/01/2009    to  12/31/2009       15.572199        19.413755          533.7200
  01/01/2010    to  12/31/2010       19.413755        21.351034          768.0066
  01/01/2011    to  12/31/2011       21.351034        20.897874          814.8619
  01/01/2012    to  12/31/2012       20.897874        23.612047        1,943.4855
============   ==== ==========       =========        =========       ===========
TEMPLETON GLOBAL BOND SECURITIES SUB-ACCOUNT
  11/12/2007    to  12/31/2007       13.104211        13.007078            0.0000
  01/01/2008    to  12/31/2008       13.007078        13.662836        3,934.4323
  01/01/2009    to  12/31/2009       13.662836        16.038011       13,668.9400
  01/01/2010    to  12/31/2010       16.038011        18.154485       24,044.4343
  01/01/2011    to  12/31/2011       18.154485        17.799992       28,927.1062
  01/01/2012    to  12/31/2012       17.799992        20.256542       40,994.4787
============   ==== ==========       =========        =========       ===========
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
  11/12/2007    to  12/31/2007       14.663278        15.076615            0.0000
  01/01/2008    to  12/31/2008       15.076615         8.886098        8,290.7687
  01/01/2009    to  12/31/2009        8.886098        11.827007       14,970.5300
  01/01/2010    to  12/31/2010       11.827007        14.623304       36,430.4850
  01/01/2011    to  12/31/2011       14.623304        14.821008       41,667.2175
  01/01/2012    to  12/31/2012       14.821008        17.402513       39,148.0605
============   ==== ==========       =========        =========       ===========
LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
  11/12/2007    to  12/31/2007       34.763293        35.550565            0.0000
  01/01/2008    to  12/31/2008       35.550565        24.853957        7,142.0907
  01/01/2009    to  12/31/2009       24.853957        30.018581       15,769.6200
  01/01/2010    to  12/31/2010       30.018581        33.438952       40,802.8032
  01/01/2011    to  12/31/2011       33.438952        33.935107       50,087.2136
  01/01/2012    to  12/31/2012       33.935107        38.914878       46,734.9535
============   ==== ==========       =========        =========       ===========
LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS II)
  11/12/2007    to  12/31/2007       14.964667        15.283522            0.0000
  01/01/2008    to  12/31/2008       15.283522         9.831477        4,227.4402
  01/01/2009    to  12/31/2009        9.831477        11.924700       27,332.9700
  01/01/2010    to  12/31/2010       11.924700        13.223402       63,068.7740
  01/01/2011    to  12/31/2011       13.223402        14.087476       78,365.8280
  01/01/2012    to  12/31/2012       14.087476        15.893850       68,651.9773
============   ==== ==========       =========        =========       ===========

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE SUB-ACCOUNT (CLASS I)
  11/12/2007    to  12/31/2007       36.073609        36.930713            0.0000
  01/01/2008    to  12/31/2008       36.930713        23.165385        5,049.3631
  01/01/2009    to  12/31/2009       23.165385        29.638563       10,477.8900
  01/01/2010    to  12/31/2010       29.638563        34.181941       17,971.0171
  01/01/2011    to  12/31/2011       34.181941        31.713948       19,716.2440
  01/01/2012    to  12/31/2012       31.713948        36.063326        5,411.0703
============   ==== ==========       =========        =========       ===========
LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50% SUB-ACCOUNT
  05/03/2010    to  12/31/2010       16.919252        17.936845        4,876.0719
  01/01/2011    to  12/31/2011       17.936845        17.948997       17,288.3973
  01/01/2012    to  12/31/2012       17.948997        20.076274       16,663.5008
============   ==== ==========       =========        =========       ===========
LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85% SUB-ACCOUNT
  11/12/2007    to  12/31/2007       16.019308        16.147725            0.0000
  01/01/2008    to  12/31/2008       16.147725         9.994847            0.0000
  01/01/2009    to  12/31/2009        9.994847        13.095960            0.0000
  01/01/2010    to  12/31/2010       13.095960        14.986109            0.0000
  01/01/2011    to  12/31/2011       14.986109        14.480182            0.0000
  01/01/2012    to  12/31/2012       14.480182        16.596384            0.0000
============   ==== ==========       =========        =========       ===========
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  11/12/2007    to  12/31/2007       17.209134        17.529686            0.0000
  01/01/2008    to  12/31/2008       17.529686        10.279288        3,227.6420
  01/01/2009    to  12/31/2009       10.279288        14.515633        5,168.7400
  01/01/2010    to  12/31/2010       14.515633        17.972432       14,901.0816
  01/01/2011    to  12/31/2011       17.972432        18.022722       20,724.9274
  01/01/2012    to  12/31/2012       18.022722        21.287465        9,227.7048
============   ==== ==========       =========        =========       ===========
LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  11/12/2007    to  12/31/2007       17.108100        16.971079            0.0000
  01/01/2008    to  12/31/2008       16.971079        11.611142        4,196.9563
  01/01/2009    to  12/31/2009       11.611142        17.864314        9,301.3700
  01/01/2010    to  12/31/2010       17.864314        20.305308       14,325.5744
  01/01/2011    to  12/31/2011       20.305308        20.427551       16,638.4107
  01/01/2012    to  12/31/2012       20.427551        23.905711       10,135.9582
============   ==== ==========       =========        =========       ===========
MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       23.464598        25.292615            0.0000
============   ==== ==========       =========        =========       ===========

                                   1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       19.199236        22.234420            0.0000
=============                            ==== ==========       =========        =========       ===========
INVESCO SMALL CAP GROWTH SUB-ACCOUNT
   11/12/2007                             to  12/31/2007       16.313864        16.334313            0.0000
   01/01/2008                             to  12/31/2008       16.334313         9.898467            0.0000
   01/01/2009                             to  12/31/2009        9.898467        13.101209            0.0000
   01/01/2010                             to  12/31/2010       13.101209        16.350721            0.0000
   01/01/2011                             to  12/31/2011       16.350721        15.997390            0.0000
   01/01/2012                             to  12/31/2012       15.997390        18.705891            0.0000
=============                            ==== ==========       =========        =========       ===========
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
   05/02/2011                             to  12/31/2011        7.217287         6.554810       44,357.0381
   01/01/2012                             to  12/31/2012        6.554810         7.682546        6,914.7656
=============                            ==== ==========       =========        =========       ===========
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
   11/12/2007                             to  12/31/2007       10.494316        10.428992            0.0000
   01/01/2008                             to  12/31/2008       10.428992         4.681186        8,938.3109
   01/01/2009                             to  12/31/2009        4.681186         6.387985       12,515.4100
   01/01/2010                             to  12/31/2010        6.387985         6.781544       36,715.8388
   01/01/2011                             to  04/29/2011        6.781544         7.217940            0.0000
=============                            ==== ==========       =========        =========       ===========
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       14.482899        14.905851            0.0000
=============                            ==== ==========       =========        =========       ===========
MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
   05/03/2010                             to  12/31/2010        8.764812         9.194411            0.0000
   01/01/2011                             to  12/31/2011        9.194411         8.466840            0.0000
   01/01/2012                             to  12/31/2012        8.466840        10.233945            0.0000
=============                            ==== ==========       =========        =========       ===========
MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
 SUB-ACCOUNT (CLASS 2))
   11/12/2007                             to  12/31/2007       20.411821        20.595092            0.0000
   01/01/2008                             to  12/31/2008       20.595092        11.748077            0.0000
   01/01/2009                             to  12/31/2009       11.748077        15.233609            0.0000
   01/01/2010                             to  12/31/2010       15.233609        16.181110            0.0000
   01/01/2011                             to  04/29/2011       16.181110        18.070894            0.0000
=============                            ==== ==========       =========        =========       ===========

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007       13.781278        14.186899            0.0000
  01/01/2008    to  12/31/2008       14.186899         6.239568        2,882.5307
  01/01/2009    to  12/31/2009        6.239568        10.426242        3,003.9700
  01/01/2010    to  12/31/2010       10.426242        12.751713       12,174.3902
  01/01/2011    to  12/31/2011       12.751713        10.253454       18,155.2673
  01/01/2012    to  12/31/2012       10.253454        12.056920       19,015.3211
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007       17.824607        18.218089            0.0000
  01/01/2008    to  12/31/2008       18.218089        10.384796            0.0000
  01/01/2009    to  12/31/2009       10.384796        13.513406            0.0000
  01/01/2010    to  12/31/2010       13.513406        14.889910        1,339.0092
  01/01/2011    to  12/31/2011       14.889910        13.149462        6,331.9063
  01/01/2012    to  12/31/2012       13.149462        15.177722        7,339.8119
============   ==== ==========       =========        =========      ============
MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007       12.885324        13.351791            0.0000
  01/01/2008    to  12/31/2008       13.351791         7.031539            0.0000
  01/01/2009    to  12/31/2009        7.031539        10.937669            0.0000
  01/01/2010    to  12/31/2010       10.937669        14.289208        3,547.2322
  01/01/2011    to  12/31/2011       14.289208        13.154922       10,938.0070
  01/01/2012    to  12/31/2012       13.154922        14.217885       21,543.6374
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  11/12/2007    to  12/31/2007       20.982443        21.258513            0.0000
  01/01/2008    to  12/31/2008       21.258513        14.121310       11,529.9616
  01/01/2009    to  12/31/2009       14.121310        17.302737       14,980.5200
  01/01/2010    to  12/31/2010       17.302737        19.889677       41,653.4544
  01/01/2011    to  12/31/2011       19.889677        18.777951       47,703.8169
  01/01/2012    to  12/31/2012       18.777951        20.538308       50,208.3007
============   ==== ==========       =========        =========      ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  11/12/2007    to  12/31/2007       20.556522        20.629143            0.0000
  01/01/2008    to  12/31/2008       20.629143        18.211245       20,525.7859
  01/01/2009    to  12/31/2009       18.211245        23.971807       28,836.2800
  01/01/2010    to  12/31/2010       23.971807        26.596366       71,395.1809
  01/01/2011    to  12/31/2011       26.596366        27.260731       83,150.3237
  01/01/2012    to  12/31/2012       27.260731        30.095190      114,292.3622
============   ==== ==========       =========        =========      ============

                                   1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009        7.365760         9.221428        5,200.1300
   01/01/2010                             to  12/31/2010        9.221428        10.477405        7,515.1053
   01/01/2011                             to  12/31/2011       10.477405        10.211381        5,656.3191
   01/01/2012                             to  12/31/2012       10.211381        11.969594        5,747.9252
=============                            ==== ==========       =========        =========      ============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))
   11/12/2007                             to  12/31/2007       15.917070        15.801935            0.0000
   01/01/2008                             to  12/31/2008       15.801935        10.033181            0.0000
   01/01/2009                             to  05/01/2009       10.033181         9.746959            0.0000
=============                            ==== ==========       =========        =========      ============
METROPOLITAN SERIES FUND
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       61.455191        64.030901            0.0000
=============                            ==== ==========       =========        =========      ============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
   05/04/2009                             to  12/31/2009        9.381179        11.853468            0.0000
   01/01/2010                             to  12/31/2010       11.853468        14.047502            0.0000
   01/01/2011                             to  12/31/2011       14.047502        12.651159            0.0000
   01/01/2012                             to  12/31/2012       12.651159        14.310357            0.0000
=============                            ==== ==========       =========        =========      ============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
   11/12/2007                             to  12/31/2007       16.331652        16.909426            0.0000
   01/01/2008                             to  12/31/2008       16.909426         9.592474            0.0000
   01/01/2009                             to  05/01/2009        9.592474         9.132372            0.0000
=============                            ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
   05/03/2010                             to  12/31/2010       14.344532        14.240292      188,122.6890
   01/01/2011                             to  12/31/2011       14.240292        14.084927       74,865.6746
   01/01/2012                             to  12/31/2012       14.084927        13.929998      259,242.5191
=============                            ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
 (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET VARIABLE MONEY
 MARKET SUB-ACCOUNT)
   11/12/2007                             to  12/31/2007       14.244759        14.312158            0.0000
   01/01/2008                             to  12/31/2008       14.312158        14.523790      117,616.5998
   01/01/2009                             to  12/31/2009       14.523790        14.397027       87,261.1400
   01/01/2010                             to  04/30/2010       14.397027        14.345829            0.0000
=============                            ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       16.897774        16.323563        1,155.0390
=============                            ==== ==========       =========        =========      ============

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007       10.177000        10.535958            0.0000
  01/01/2008    to  12/31/2008       10.535958         5.633273        1,643.2609
  01/01/2009    to  12/31/2009        5.633273         8.006591        2,203.9300
  01/01/2010    to  12/31/2010        8.006591         8.663150        2,287.6437
  01/01/2011    to  12/31/2011        8.663150         8.450271        2,234.8349
  01/01/2012    to  04/27/2012        8.450271         9.515810            0.0000
============   ==== ==========       =========        =========       ===========
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007       20.769896        20.894955            0.0000
  01/01/2008    to  12/31/2008       20.894955        12.284116            0.0000
  01/01/2009    to  12/31/2009       12.284116        16.985426            0.0000
  01/01/2010    to  12/31/2010       16.985426        19.475352            0.0000
  01/01/2011    to  12/31/2011       19.475352        17.643661            0.0000
  01/01/2012    to  12/31/2012       17.643661        21.144705          814.6599
============   ==== ==========       =========        =========       ===========
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007       17.163851        17.263531            0.0000
  01/01/2008    to  12/31/2008       17.263531        16.983297        2,030.0222
  01/01/2009    to  12/31/2009       16.983297        17.482875       23,509.6700
  01/01/2010    to  12/31/2010       17.482875        18.241375       42,073.9693
  01/01/2011    to  12/31/2011       18.241375        18.992359       59,846.6785
  01/01/2012    to  12/31/2012       18.992359        19.355975       89,577.3635
============   ==== ==========       =========        =========       ===========
OPPENHEIMER VARIABLE ACCOUNT FUNDS
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND (Reg. TM)/VA SUB-ACCOUNT (SERVICE
SHARES)
  11/12/2007    to  12/31/2007       17.326506        17.291291            0.0000
  01/01/2008    to  12/31/2008       17.291291        10.602184        9,369.7826
  01/01/2009    to  12/31/2009       10.602184        14.353811       11,194.7100
  01/01/2010    to  12/31/2010       14.353811        17.470135       20,918.3017
  01/01/2011    to  12/31/2011       17.470135        16.867642       21,304.6725
  01/01/2012    to  12/31/2012       16.867642        19.629948       21,180.7795
============   ==== ==========       =========        =========       ===========
PIONEER VARIABLE CONTRACTS TRUST
PIONEER VCT MID CAP VALUE SUB-ACCOUNT (CLASS II)
  11/12/2007    to  12/31/2007       34.897093        34.827328            0.0000
  01/01/2008    to  12/31/2008       34.827328        22.816872          468.8037
  01/01/2009    to  12/31/2009       22.816872        28.268317          489.9000
  01/01/2010    to  12/31/2010       28.268317        32.961915        1,260.5934
  01/01/2011    to  12/31/2011       32.961915        30.697747        2,031.6442
  01/01/2012    to  12/31/2012       30.697747        33.646980        2,617.2393
============   ==== ==========       =========        =========       ===========

                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
UIF U.S. REAL ESTATE SUB-ACCOUNT (CLASS I)
  11/12/2007    to  12/31/2007       51.611559        48.273133           0.0000
  01/01/2008    to  12/31/2008       48.273133        29.650276         244.4407
  01/01/2009    to  12/31/2009       29.650276        37.640805       1,105.8800
  01/01/2010    to  12/31/2010       37.640805        48.384022       3,396.9289
  01/01/2011    to  12/31/2011       48.384022        50.688742       3,272.1035
  01/01/2012    to  12/31/2012       50.688742        58.070180       5,240.0699
============   ==== ==========       =========        =========       ==========

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. GLOBAL REAL ESTATE SUB-ACCOUNT
  11/12/2007    to  12/31/2007       10.011762         9.642419            0.0000
  01/01/2008    to  12/31/2008        9.642419         5.266371            0.0000
  01/01/2009    to  12/31/2009        5.266371         6.821769            0.0000
  01/01/2010    to  12/31/2010        6.821769         7.902429        3,267.9112
  01/01/2011    to  12/31/2011        7.902429         7.283043        5,751.2384
  01/01/2012    to  12/31/2012        7.283043         9.199506        6,665.0123
============   ==== ==========       =========        =========       ===========
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
  11/12/2007    to  12/31/2007       30.455206        30.600008            0.0000
  01/01/2008    to  12/31/2008       30.600008        17.980312        4,033.6965
  01/01/2009    to  12/31/2009       17.980312        23.968300        8,190.3700
  01/01/2010    to  12/31/2010       23.968300        26.668540       19,281.4353
  01/01/2011    to  12/31/2011       26.668540        24.508546       25,702.3888
  01/01/2012    to  12/31/2012       24.508546        27.908626       32,996.2197
============   ==== ==========       =========        =========       ===========
INVESCO V.I. VAN KAMPEN EQUITY AND INCOME SUB-ACCOUNT (SERIES II)
 (FORMERLY THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - VAN KAMPEN UIF EQUITY AND
INCOME SUB-ACCOUNT
 (CLASS II))
  11/12/2007    to  12/31/2007       15.385409        15.444444            0.0000
  01/01/2008    to  12/31/2008       15.444444        11.798654        3,990.9076
  01/01/2009    to  12/31/2009       11.798654        14.279594       10,755.7100
  01/01/2010    to  12/31/2010       14.279594        15.806879       49,001.0260
  01/01/2011    to  12/31/2011       15.806879        15.415707       56,711.6788
  01/01/2012    to  12/31/2012       15.415707        17.117710       75,552.0339
============   ==== ==========       =========        =========       ===========
INVESCO V.I. VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT (SERIES II)
 (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST - VAN KAMPEN LIT GROWTH AND INCOME
SUB-ACCOUNT
 (CLASS II))
  11/12/2007    to  12/31/2007       26.327906        26.572256            0.0000
  01/01/2008    to  12/31/2008       26.572256        17.797667        7,846.8832
  01/01/2009    to  12/31/2009       17.797667        21.825068       14,416.4800
  01/01/2010    to  12/31/2010       21.825068        24.194032       22,491.0893
  01/01/2011    to  12/31/2011       24.194032        23.365373       30,765.5484
  01/01/2012    to  12/31/2012       23.365373        26.397512       33,949.8302
============   ==== ==========       =========        =========       ===========

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
INVESCO V.I. VAN KAMPEN AMERICAN VALUE FUND SUB-ACCOUNT (SERIES II)
 (FORMERLY THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - VAN KAMPEN UIF U.S. MID CAP
VALUE SUB-ACCOUNT
 (CLASS II))
  11/12/2007    to  12/31/2007       10.922186        11.020349            0.0000
  01/01/2008    to  12/31/2008       11.020349         6.378353        1,091.7855
  01/01/2009    to  12/31/2009        6.378353         8.770242        2,125.6800
  01/01/2010    to  12/31/2010        8.770242        10.587872        2,890.5626
  01/01/2011    to  12/31/2011       10.587872        10.548304        5,537.1780
  01/01/2012    to  12/31/2012       10.548304        12.201449        4,451.8218
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007       16.239322        16.197454            0.0000
  01/01/2008    to  12/31/2008       16.197454        14.507656        3,314.7293
  01/01/2009    to  12/31/2009       14.507656        16.141601       10,815.1300
  01/01/2010    to  12/31/2010       16.141601        16.976928       22,032.9910
  01/01/2011    to  12/31/2011       16.976928        17.798808       27,182.3196
  01/01/2012    to  12/31/2012       17.798808        18.530370       36,715.5094
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007       29.416428        29.960092            0.0000
  01/01/2008    to  12/31/2008       29.960092        18.237581        3,780.5014
  01/01/2009    to  12/31/2009       18.237581        25.643219        6,587.2100
  01/01/2010    to  12/31/2010       25.643219        28.313650        9,738.7064
  01/01/2011    to  12/31/2011       28.313650        25.490543       15,050.0331
  01/01/2012    to  12/31/2012       25.490543        30.867370       15,881.2694
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007       37.130489        36.028586            0.0000
  01/01/2008    to  12/31/2008       36.028586        16.544955        3,861.3226
  01/01/2009    to  12/31/2009       16.544955        26.368185        6,011.3400
  01/01/2010    to  12/31/2010       26.368185        31.893658        7,232.9021
  01/01/2011    to  12/31/2011       31.893658        25.480657        8,880.2141
  01/01/2012    to  12/31/2012       25.480657        29.751561        9,194.7711
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007      184.080147       185.264668            0.0000
  01/01/2008    to  12/31/2008      185.264668       102.558660        1,830.2330
  01/01/2009    to  12/31/2009      102.558660       141.273592        4,389.1200
  01/01/2010    to  12/31/2010      141.273592       165.666120        6,189.1985
  01/01/2011    to  12/31/2011      165.666120       156.692826        8,708.1740
  01/01/2012    to  12/31/2012      156.692826       182.512355        9,892.1663
============   ==== ==========      ==========       ==========       ===========

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007       125.132052       125.914276           0.0000
  01/01/2008    to  12/31/2008       125.914276        77.320427         951.5646
  01/01/2009    to  12/31/2009        77.320427       100.265853       2,085.7200
  01/01/2010    to  12/31/2010       100.265853       110.390988       5,533.4742
  01/01/2011    to  12/31/2011       110.390988       107.080866       6,937.7938
  01/01/2012    to  12/31/2012       107.080866       124.292993       6,643.5350
============   ==== ==========       ==========       ==========      ===========
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP CONTRAFUND (Reg. TM) SUB-ACCOUNT (SERVICE CLASS)
  11/12/2007    to  12/31/2007        47.139199        48.711948           0.0000
  01/01/2008    to  12/31/2008        48.711948        27.618974       1,765.5399
  01/01/2009    to  12/31/2009        27.618974        37.022349       4,185.8700
  01/01/2010    to  12/31/2010        37.022349        42.839529       5,863.9598
  01/01/2011    to  12/31/2011        42.839529        41.213349       8,118.5379
  01/01/2012    to  12/31/2012        41.213349        47.359909      10,113.8297
============   ==== ==========       ==========       ==========      ===========
VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
  11/12/2007    to  12/31/2007        41.174652        41.941655           0.0000
  01/01/2008    to  12/31/2008        41.941655        25.026570       1,389.1408
  01/01/2009    to  12/31/2009        25.026570        34.558014       5,726.2200
  01/01/2010    to  12/31/2010        34.558014        43.902177       9,031.6816
  01/01/2011    to  12/31/2011        43.902177        38.671642      14,137.8248
  01/01/2012    to  12/31/2012        38.671642        43.772131      19,295.9498
============   ==== ==========       ==========       ==========      ===========
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME SECURITIES SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007        47.843524        48.044037           0.0000
  01/01/2008    to  12/31/2008        48.044037        33.391454       1,965.7014
  01/01/2009    to  12/31/2009        33.391454        44.737374       5,032.5500
  01/01/2010    to  12/31/2010        44.737374        49.805901       9,370.8338
  01/01/2011    to  12/31/2011        49.805901        50.386413      10,825.6953
  01/01/2012    to  12/31/2012        50.386413        56.081086      11,982.8474
============   ==== ==========       ==========       ==========      ===========
FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007         8.778138         8.779378           0.0000
  01/01/2008    to  12/31/2008         8.779378         5.810258       2,178.2421
  01/01/2009    to  12/31/2009         5.810258         7.414810       3,696.3500
  01/01/2010    to  12/31/2010         7.414810         9.394120      10,513.1131
  01/01/2011    to  12/31/2011         9.394120         8.933251      13,785.0273
  01/01/2012    to  12/31/2012         8.933251        10.449106      24,802.0440
============   ==== ==========       ==========       ==========      ===========

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007       24.662689        24.757843            0.0000
  01/01/2008    to  12/31/2008       24.757843        15.384089        2,525.0455
  01/01/2009    to  12/31/2009       15.384089        19.160095        4,190.6900
  01/01/2010    to  12/31/2010       19.160095        21.051039        8,741.6534
  01/01/2011    to  12/31/2011       21.051039        20.583699       10,952.0095
  01/01/2012    to  12/31/2012       20.583699        23.233711       11,073.9931
============   ==== ==========       =========        =========       ===========
TEMPLETON GLOBAL BOND SECURITIES SUB-ACCOUNT
  11/12/2007    to  12/31/2007       12.988690        12.890683            0.0000
  01/01/2008    to  12/31/2008       12.890683        13.527018        2,798.8582
  01/01/2009    to  12/31/2009       13.527018        15.862732        8,288.4100
  01/01/2010    to  12/31/2010       15.862732        17.938161       26,521.0987
  01/01/2011    to  12/31/2011       17.938161        17.570363       34,918.9322
  01/01/2012    to  12/31/2012       17.570363        19.975141       45,598.2048
============   ==== ==========       =========        =========       ===========
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
  11/12/2007    to  12/31/2007       14.545869        14.953888            0.0000
  01/01/2008    to  12/31/2008       14.953888         8.804911        4,961.8038
  01/01/2009    to  12/31/2009        8.804911        11.707247        6,432.6500
  01/01/2010    to  12/31/2010       11.707247        14.460794        8,261.2173
  01/01/2011    to  12/31/2011       14.460794        14.641687       10,380.2758
  01/01/2012    to  12/31/2012       14.641687        17.174692       13,512.8896
============   ==== ==========       =========        =========       ===========
LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
  11/12/2007    to  12/31/2007       34.209888        34.979930            0.0000
  01/01/2008    to  12/31/2008       34.979930        24.430479        3,854.6491
  01/01/2009    to  12/31/2009       24.430479        29.477640        5,081.3800
  01/01/2010    to  12/31/2010       29.477640        32.803617       12,195.3766
  01/01/2011    to  12/31/2011       32.803617        33.257162       16,688.6436
  01/01/2012    to  12/31/2012       33.257162        38.099154       20,646.7798
============   ==== ==========       =========        =========       ===========
LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS II)
  11/12/2007    to  12/31/2007       14.888290        15.203478            0.0000
  01/01/2008    to  12/31/2008       15.203478         9.770173        5,655.0697
  01/01/2009    to  12/31/2009        9.770173        11.838514        3,353.1400
  01/01/2010    to  12/31/2010       11.838514        13.114733        5,371.7300
  01/01/2011    to  12/31/2011       13.114733        13.957783        9,825.1961
  01/01/2012    to  12/31/2012       13.957783        15.731714       14,304.8667
============   ==== ==========       =========        =========       ===========

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE SUB-ACCOUNT (CLASS I)
  11/12/2007    to  12/31/2007       35.574376        36.414726            0.0000
  01/01/2008    to  12/31/2008       36.414726        22.818790          629.4290
  01/01/2009    to  12/31/2009       22.818790        29.165956        1,028.1100
  01/01/2010    to  12/31/2010       29.165956        33.603333        1,895.0997
  01/01/2011    to  12/31/2011       33.603333        31.146016        3,346.5664
  01/01/2012    to  12/31/2012       31.146016        35.381938        5,127.4711
============   ==== ==========       =========        =========       ===========
LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50% SUB-ACCOUNT
  05/03/2010    to  12/31/2010       16.696846        17.689347            0.0000
  01/01/2011    to  12/31/2011       17.689347        17.683688        5,252.9488
  01/01/2012    to  12/31/2012       17.683688        19.759656        4,921.4395
============   ==== ==========       =========        =========       ===========
LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85% SUB-ACCOUNT
  11/12/2007    to  12/31/2007       15.847641        15.972536            0.0000
  01/01/2008    to  12/31/2008       15.972536         9.876488            0.0000
  01/01/2009    to  12/31/2009        9.876488        12.927958            0.0000
  01/01/2010    to  12/31/2010       12.927958        14.779103            0.0000
  01/01/2011    to  12/31/2011       14.779103        14.265924        1,465.1543
  01/01/2012    to  12/31/2012       14.265924        16.334394        1,449.4008
============   ==== ==========       =========        =========       ===========
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  11/12/2007    to  12/31/2007       17.071348        17.386997            0.0000
  01/01/2008    to  12/31/2008       17.386997        10.185375          146.8755
  01/01/2009    to  12/31/2009       10.185375        14.368654        3,703.1900
  01/01/2010    to  12/31/2010       14.368654        17.772707        6,281.2025
  01/01/2011    to  12/31/2011       17.772707        17.804663        5,862.4855
  01/01/2012    to  12/31/2012       17.804663        21.008788        6,881.4385
============   ==== ==========       =========        =========       ===========
LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  11/12/2007    to  12/31/2007       16.945688        16.807712            0.0000
  01/01/2008    to  12/31/2008       16.807712        11.487842        1,499.1350
  01/01/2009    to  12/31/2009       11.487842        17.656988        3,083.2700
  01/01/2010    to  12/31/2010       17.656988        20.049625        7,228.7415
  01/01/2011    to  12/31/2011       20.049625        20.150230        7,944.7583
  01/01/2012    to  12/31/2012       20.150230        23.557491       13,119.9606
============   ==== ==========       =========        =========       ===========
MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       23.099780        24.882680            0.0000
============   ==== ==========       =========        =========       ===========

                                   1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       18.997479        21.986016          656.5705
=============                            ==== ==========       =========        =========       ===========
INVESCO SMALL CAP GROWTH SUB-ACCOUNT
   11/12/2007                             to  12/31/2007       16.214717        16.232859            0.0000
   01/01/2008                             to  12/31/2008       16.232859         9.827109            0.0000
   01/01/2009                             to  12/31/2009        9.827109        12.993774          369.5600
   01/01/2010                             to  12/31/2010       12.993774        16.200466          361.5101
   01/01/2011                             to  12/31/2011       16.200466        15.834574        1,031.8071
   01/01/2012                             to  12/31/2012       15.834574        18.496914          988.6825
=============                            ==== ==========       =========        =========       ===========
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
   05/02/2011                             to  12/31/2011        7.177639         6.514475       15,938.4765
   01/01/2012                             to  12/31/2012        6.514475         7.627603       12,929.1050
=============                            ==== ==========       =========        =========       ===========
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
   11/12/2007                             to  12/31/2007       10.472997        10.406406            0.0000
   01/01/2008                             to  12/31/2008       10.406406         4.666348       11,129.7065
   01/01/2009                             to  12/31/2009        4.666348         6.361370       15,598.4100
   01/01/2010                             to  12/31/2010        6.361370         6.746552       19,118.2103
   01/01/2011                             to  04/29/2011        6.746552         7.178347            0.0000
=============                            ==== ==========       =========        =========       ===========
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       14.396129        14.806609            0.0000
=============                            ==== ==========       =========        =========       ===========
MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
   05/03/2010                             to  12/31/2010        8.747084         9.169741        1,334.1025
   01/01/2011                             to  12/31/2011        9.169741         8.435684       10,921.2608
   01/01/2012                             to  12/31/2012        8.435684        10.186049       10,855.3881
=============                            ==== ==========       =========        =========       ===========
MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
 SUB-ACCOUNT (CLASS 2))
   11/12/2007                             to  12/31/2007       18.933362        19.100791            0.0000
   01/01/2008                             to  12/31/2008       19.100791        10.884745          295.3712
   01/01/2009                             to  12/31/2009       10.884745        14.100029        1,013.9300
   01/01/2010                             to  12/31/2010       14.100029        14.962083        1,098.0854
   01/01/2011                             to  04/29/2011       14.962083        16.704035            0.0000
=============                            ==== ==========       =========        =========       ===========

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007       13.760042        14.163133            0.0000
  01/01/2008    to  12/31/2008       14.163133         6.222852        1,570.5742
  01/01/2009    to  12/31/2009        6.222852        10.387928        3,605.7200
  01/01/2010    to  12/31/2010       10.387928        12.692191       14,427.3732
  01/01/2011    to  12/31/2011       12.692191        10.195390       18,176.1638
  01/01/2012    to  12/31/2012       10.195390        11.976605       24,183.4279
============   ==== ==========       =========        =========       ===========
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007       17.771052        18.160911            0.0000
  01/01/2008    to  12/31/2008       18.160911        10.341809          514.9423
  01/01/2009    to  12/31/2009       10.341809        13.444018        1,650.9100
  01/01/2010    to  12/31/2010       13.444018        14.798683        4,676.7318
  01/01/2011    to  12/31/2011       14.798683        13.055834        5,869.0186
  01/01/2012    to  12/31/2012       13.055834        15.054520        6,213.0378
============   ==== ==========       =========        =========       ===========
MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007       12.809536        13.271475            0.0000
  01/01/2008    to  12/31/2008       13.271475         6.982218          216.8011
  01/01/2009    to  12/31/2009        6.982218        10.850101          947.8200
  01/01/2010    to  12/31/2010       10.850101        14.160673        4,659.9882
  01/01/2011    to  12/31/2011       14.160673        13.023568       11,018.4739
  01/01/2012    to  12/31/2012       13.023568        14.061774       21,873.9425
============   ==== ==========       =========        =========       ===========
PIONEER FUND SUB-ACCOUNT (CLASS A)
  11/12/2007    to  12/31/2007       20.695264        20.964736            0.0000
  01/01/2008    to  12/31/2008       20.964736        13.912190        1,745.1838
  01/01/2009    to  12/31/2009       13.912190        17.029550        8,147.0200
  01/01/2010    to  12/31/2010       17.029550        19.556118       14,837.3247
  01/01/2011    to  12/31/2011       19.556118        18.444599       27,303.3434
  01/01/2012    to  12/31/2012       18.444599        20.153443       35,036.2132
============   ==== ==========       =========        =========       ===========
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  11/12/2007    to  12/31/2007       20.283438        20.352363            0.0000
  01/01/2008    to  12/31/2008       20.352363        17.948911       14,482.2553
  01/01/2009    to  12/31/2009       17.948911        23.602904       30,392.1600
  01/01/2010    to  12/31/2010       23.602904        26.160940       47,680.6098
  01/01/2011    to  12/31/2011       26.160940        26.787678       71,462.3639
  01/01/2012    to  12/31/2012       26.787678        29.543252       88,655.9074
============   ==== ==========       =========        =========       ===========

                                   1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009        7.336205         9.178386        2,044.6300
   01/01/2010                             to  12/31/2010        9.178386        10.418098       12,366.6852
   01/01/2011                             to  12/31/2011       10.418098        10.143439       24,655.5382
   01/01/2012                             to  12/31/2012       10.143439        11.878015       26,185.6367
=============                            ==== ==========       =========        =========       ===========
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))
   11/12/2007                             to  12/31/2007       15.781674        15.665413            0.0000
   01/01/2008                             to  12/31/2008       15.665413         9.936510          325.0254
   01/01/2009                             to  05/01/2009        9.936510         9.649832            0.0000
=============                            ==== ==========       =========        =========       ===========
METROPOLITAN SERIES FUND
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       59.717307        62.177916          254.5220
=============                            ==== ==========       =========        =========       ===========
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
   05/04/2009                             to  12/31/2009       22.721978        28.691175          686.9700
   01/01/2010                             to  12/31/2010       28.691175        33.967895          691.3766
   01/01/2011                             to  12/31/2011       33.967895        30.560882          667.6636
   01/01/2012                             to  12/31/2012       30.560882        34.534225          667.1468
=============                            ==== ==========       =========        =========       ===========
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
   11/12/2007                             to  12/31/2007       16.135184        16.703763            0.0000
   01/01/2008                             to  12/31/2008       16.703763         9.466289        1,531.8987
   01/01/2009                             to  05/01/2009        9.466289         9.009245            0.0000
=============                            ==== ==========       =========        =========       ===========
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
   05/03/2010                             to  12/31/2010       14.118428        14.006551       27,424.6691
   01/01/2011                             to  12/31/2011       14.006551        13.839933       76,909.3008
   01/01/2012                             to  12/31/2012       13.839933        13.673945       81,567.3285
=============                            ==== ==========       =========        =========       ===========
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
 (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET VARIABLE MONEY
 MARKET SUB-ACCOUNT)
   11/12/2007                             to  12/31/2007       14.054923        14.119530            0.0000
   01/01/2008                             to  12/31/2008       14.119530        14.313968        9,416.6595
   01/01/2009                             to  12/31/2009       14.313968        14.174867       11,730.1300
   01/01/2010                             to  04/30/2010       14.174867        14.119821            0.0000
=============                            ==== ==========       =========        =========       ===========
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012        6.138050         5.925492        7,082.2479
=============                            ==== ==========       =========        =========       ===========

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007       10.108519        10.463654            0.0000
  01/01/2008    to  12/31/2008       10.463654         5.588992        3,816.2229
  01/01/2009    to  12/31/2009        5.588992         7.935719        5,275.4800
  01/01/2010    to  12/31/2010        7.935719         8.577900        6,942.3746
  01/01/2011    to  12/31/2011        8.577900         8.358762        6,497.5938
  01/01/2012    to  04/27/2012        8.358762         9.409700            0.0000
============   ==== ==========       =========        =========       ===========
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007       20.548831        20.669781            0.0000
  01/01/2008    to  12/31/2008       20.669781        12.139539            0.0000
  01/01/2009    to  12/31/2009       12.139539        16.768736          218.7200
  01/01/2010    to  12/31/2010       16.768736        19.207721            0.0000
  01/01/2011    to  12/31/2011       19.207721        17.383811            0.0000
  01/01/2012    to  12/31/2012       17.383811        20.812377            0.0000
============   ==== ==========       =========        =========       ===========
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007       16.941479        17.037581            0.0000
  01/01/2008    to  12/31/2008       17.037581        16.744234       15,709.1313
  01/01/2009    to  12/31/2009       16.744234        17.219574       20,857.8400
  01/01/2010    to  12/31/2010       17.219574        17.948713       38,172.4613
  01/01/2011    to  12/31/2011       17.948713        18.669035       67,555.8549
  01/01/2012    to  12/31/2012       18.669035        19.007347       80,388.4889
============   ==== ==========       =========        =========       ===========
OPPENHEIMER VARIABLE ACCOUNT FUNDS
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND (Reg. TM)/VA SUB-ACCOUNT (SERVICE
SHARES)
  11/12/2007    to  12/31/2007       17.217120        17.179818            0.0000
  01/01/2008    to  12/31/2008       17.179818        10.523254        4,979.7237
  01/01/2009    to  12/31/2009       10.523254        14.232718       10,664.9600
  01/01/2010    to  12/31/2010       14.232718        17.305474       13,264.0654
  01/01/2011    to  12/31/2011       17.305474        16.691997       13,792.2238
  01/01/2012    to  12/31/2012       16.691997        19.406033       14,489.2944
============   ==== ==========       =========        =========       ===========
PIONEER VARIABLE CONTRACTS TRUST
PIONEER VCT MID CAP VALUE SUB-ACCOUNT (CLASS II)
  11/12/2007    to  12/31/2007       34.456398        34.382894            0.0000
  01/01/2008    to  12/31/2008       34.382894        22.503089          767.2016
  01/01/2009    to  12/31/2009       22.503089        27.851722        2,344.6100
  01/01/2010    to  12/31/2010       27.851722        32.443757        3,392.9322
  01/01/2011    to  12/31/2011       32.443757        30.185041        3,677.1059
  01/01/2012    to  12/31/2012       30.185041        33.051784        4,163.4526
============   ==== ==========       =========        =========       ===========

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
UIF U.S. REAL ESTATE SUB-ACCOUNT (CLASS I)
  11/12/2007    to  12/31/2007       50.977237        47.673421           0.0000
  01/01/2008    to  12/31/2008       47.673421        29.252442       1,590.0088
  01/01/2009    to  12/31/2009       29.252442        37.098625       4,867.4500
  01/01/2010    to  12/31/2010       37.098625        47.639572       4,956.6884
  01/01/2011    to  12/31/2011       47.639572        49.859092       5,371.3610
  01/01/2012    to  12/31/2012       49.859092        57.062364       5,141.2002
============   ==== ==========       =========        =========       ==========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. GLOBAL REAL ESTATE SUB-ACCOUNT
  11/12/2007    to  12/31/2007       10.006990         9.637173            0.0000
  01/01/2008    to  12/31/2008        9.637173         5.260858            0.0000
  01/01/2009    to  12/31/2009        5.260858         6.811219          948.2600
  01/01/2010    to  12/31/2010        6.811219         7.886269        8,712.2311
  01/01/2011    to  12/31/2011        7.886269         7.264522       14,268.2249
  01/01/2012    to  12/31/2012        7.264522         9.171502       17,871.9347
============   ==== ==========       =========        =========       ===========
INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
  11/12/2007    to  12/31/2007       30.234728        30.376438            0.0000
  01/01/2008    to  12/31/2008       30.376438        17.839977        8,525.3823
  01/01/2009    to  12/31/2009       17.839977        23.769343       12,763.9600
  01/01/2010    to  12/31/2010       23.769343        26.433963       29,231.1348
  01/01/2011    to  12/31/2011       26.433963        24.280838       38,810.6885
  01/01/2012    to  12/31/2012       24.280838        27.635439       48,803.4167
============   ==== ==========       =========        =========       ===========
INVESCO V.I. VAN KAMPEN EQUITY AND INCOME SUB-ACCOUNT (SERIES II)
 (FORMERLY THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - VAN KAMPEN UIF EQUITY AND
INCOME SUB-ACCOUNT
 (CLASS II))
  11/12/2007    to  12/31/2007       15.350556        15.408422            0.0000
  01/01/2008    to  12/31/2008       15.408422        11.765224       17,091.5532
  01/01/2009    to  12/31/2009       11.765224        14.232019       24,655.5700
  01/01/2010    to  12/31/2010       14.232019        15.746345       35,173.2531
  01/01/2011    to  12/31/2011       15.746345        15.349010       49,771.0222
  01/01/2012    to  12/31/2012       15.349010        17.035085       54,047.8200
============   ==== ==========       =========        =========       ===========
INVESCO V.I. VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT (SERIES II)
 (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST - VAN KAMPEN LIT GROWTH AND INCOME
SUB-ACCOUNT
 (CLASS II))
  11/12/2007    to  12/31/2007       26.184921        26.426167            0.0000
  01/01/2008    to  12/31/2008       26.426167        17.690923        9,496.8593
  01/01/2009    to  12/31/2009       17.690923        21.683322       18,551.7500
  01/01/2010    to  12/31/2010       21.683322        24.024895       36,470.9172
  01/01/2011    to  12/31/2011       24.024895        23.190450       45,847.9777
  01/01/2012    to  12/31/2012       23.190450        26.186724       56,392.5608
============   ==== ==========       =========        =========       ===========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
INVESCO V.I. VAN KAMPEN AMERICAN VALUE FUND SUB-ACCOUNT (SERIES II)
 (FORMERLY THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - VAN KAMPEN UIF U.S. MID CAP
VALUE SUB-ACCOUNT
 (CLASS II))
  11/12/2007    to  12/31/2007       10.916952        11.014328            0.0000
  01/01/2008    to  12/31/2008       11.014328         6.371662        3,168.9405
  01/01/2009    to  12/31/2009        6.371662         8.756664        5,494.8700
  01/01/2010    to  12/31/2010        8.756664        10.566201       13,175.5823
  01/01/2011    to  12/31/2011       10.566201        10.521461       17,639.4371
  01/01/2012    to  12/31/2012       10.521461        12.164285       15,336.3752
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007       16.153952        16.111222            0.0000
  01/01/2008    to  12/31/2008       16.111222        14.423185       12,874.8444
  01/01/2009    to  12/31/2009       14.423185        16.039597       20,211.8500
  01/01/2010    to  12/31/2010       16.039597        16.861215       35,056.7521
  01/01/2011    to  12/31/2011       16.861215        17.668682       49,953.0161
  01/01/2012    to  12/31/2012       17.668682        18.385651       52,296.4085
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007       29.261795        29.800598            0.0000
  01/01/2008    to  12/31/2008       29.800598        18.131378        3,759.5333
  01/01/2009    to  12/31/2009       18.131378        25.481151       10,428.1000
  01/01/2010    to  12/31/2010       25.481151        28.120620       17,609.9230
  01/01/2011    to  12/31/2011       28.120620        25.304151       23,244.4268
  01/01/2012    to  12/31/2012       25.304151        30.626271       23,093.6485
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007       36.953758        35.854686            0.0000
  01/01/2008    to  12/31/2008       35.854686        16.456813        1,741.1973
  01/01/2009    to  12/31/2009       16.456813        26.214610        1,890.0000
  01/01/2010    to  12/31/2010       26.214610        31.692032        5,355.0670
  01/01/2011    to  12/31/2011       31.692032        25.306955       10,917.5963
  01/01/2012    to  12/31/2012       25.306955        29.533899       12,699.2019
============   ==== ==========      ==========       ==========       ===========
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007      181.904855       183.063067            0.0000
  01/01/2008    to  12/31/2008      183.063067       101.288942        3,181.0604
  01/01/2009    to  12/31/2009      101.288942       139.454824        4,960.1900
  01/01/2010    to  12/31/2010      139.454824       163.451454        9,551.0225
  01/01/2011    to  12/31/2011      163.451454       154.521164       12,219.6208
  01/01/2012    to  12/31/2012      154.521164       179.892442       13,629.6928
============   ==== ==========      ==========       ==========       ===========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007       123.653599       124.418214           0.0000
  01/01/2008    to  12/31/2008       124.418214        76.363335         496.6370
  01/01/2009    to  12/31/2009        76.363335        98.975235       1,825.1300
  01/01/2010    to  12/31/2010        98.975235       108.915613       4,830.4769
  01/01/2011    to  12/31/2011       108.915613       105.597017       6,955.4699
  01/01/2012    to  12/31/2012       105.597017       122.509055       8,057.7512
============   ==== ==========       ==========       ==========      ===========
FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
VIP CONTRAFUND (Reg. TM) SUB-ACCOUNT (SERVICE CLASS)
  11/12/2007    to  12/31/2007        46.836771        48.396178           0.0000
  01/01/2008    to  12/31/2008        48.396178        27.426138       4,111.7078
  01/01/2009    to  12/31/2009        27.426138        36.745478       5,288.2100
  01/01/2010    to  12/31/2010        36.745478        42.497923      12,638.7963
  01/01/2011    to  12/31/2011        42.497923        40.864309      14,166.7570
  01/01/2012    to  12/31/2012        40.864309        46.935222      17,850.9738
============   ==== ==========       ==========       ==========      ===========
VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
  11/12/2007    to  12/31/2007        40.992308        41.753107           0.0000
  01/01/2008    to  12/31/2008        41.753107        24.901542       5,256.1483
  01/01/2009    to  12/31/2009        24.901542        34.368186       8,627.1900
  01/01/2010    to  12/31/2010        34.368186        43.639225      20,683.7976
  01/01/2011    to  12/31/2011        43.639225        38.420825      29,946.8840
  01/01/2012    to  12/31/2012        38.420825        43.466381      35,894.0947
============   ==== ==========       ==========       ==========      ===========
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME SECURITIES SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007        47.396333        47.591776           0.0000
  01/01/2008    to  12/31/2008        47.591776        33.060519       4,476.8833
  01/01/2009    to  12/31/2009        33.060519        44.271867       4,517.6800
  01/01/2010    to  12/31/2010        44.271867        49.263034      12,171.7080
  01/01/2011    to  12/31/2011        49.263034        49.812361      19,862.6395
  01/01/2012    to  12/31/2012        49.812361        55.414297      22,103.5699
============   ==== ==========       ==========       ==========      ===========
FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007         8.776032         8.776681           0.0000
  01/01/2008    to  12/31/2008         8.776681         5.805553           0.0000
  01/01/2009    to  12/31/2009         5.805553         7.405099         610.1200
  01/01/2010    to  12/31/2010         7.405099         9.377133       5,076.5022
  01/01/2011    to  12/31/2011         9.377133         8.912646      12,326.1074
  01/01/2012    to  12/31/2012         8.912646        10.419768      21,412.8935
============   ==== ==========       ==========       ==========      ===========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2)
  11/12/2007    to  12/31/2007       24.527234        24.620211            0.0000
  01/01/2008    to  12/31/2008       24.620211        15.290879       11,134.7294
  01/01/2009    to  12/31/2009       15.290879        19.034488       12,335.6800
  01/01/2010    to  12/31/2010       19.034488        20.902590       12,787.6273
  01/01/2011    to  12/31/2011       20.902590        20.428346       13,320.7304
  01/01/2012    to  12/31/2012       20.428346        23.046772       14,667.4197
============   ==== ==========       =========        =========       ===========
TEMPLETON GLOBAL BOND SECURITIES SUB-ACCOUNT
  11/12/2007    to  12/31/2007       12.931312        12.832877            0.0000
  01/01/2008    to  12/31/2008       12.832877        13.459608        2,303.4761
  01/01/2009    to  12/31/2009       13.459608        15.775794       30,564.0100
  01/01/2010    to  12/31/2010       15.775794        17.830937       47,087.7673
  01/01/2011    to  12/31/2011       17.830937        17.456627       69,039.3216
  01/01/2012    to  12/31/2012       17.456627        19.835866       87,590.7911
============   ==== ==========       =========        =========       ===========
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
  11/12/2007    to  12/31/2007       14.487517        14.892899            0.0000
  01/01/2008    to  12/31/2008       14.892899         8.764591        8,214.9217
  01/01/2009    to  12/31/2009        8.764591        11.647810       25,221.6000
  01/01/2010    to  12/31/2010       11.647810        14.380193       30,289.5067
  01/01/2011    to  12/31/2011       14.380193        14.552813       35,535.9278
  01/01/2012    to  12/31/2012       14.552813        17.061865       36,174.1408
============   ==== ==========       =========        =========       ===========
LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
  11/12/2007    to  12/31/2007       33.936492        34.698048            0.0000
  01/01/2008    to  12/31/2008       34.698048        24.221434        4,235.2735
  01/01/2009    to  12/31/2009       24.221434        29.210797       22,561.1100
  01/01/2010    to  12/31/2010       29.210797        32.490430       37,055.9249
  01/01/2011    to  12/31/2011       32.490430        32.923214       49,005.6314
  01/01/2012    to  12/31/2012       32.923214        37.697638       52,027.2040
============   ==== ==========       =========        =========       ===========
LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER SUB-ACCOUNT (CLASS II)
  11/12/2007    to  12/31/2007       14.850248        15.163612            0.0000
  01/01/2008    to  12/31/2008       15.163612         9.739658        7,981.7415
  01/01/2009    to  12/31/2009        9.739658        11.795641       23,230.1100
  01/01/2010    to  12/31/2010       11.795641        13.060712       38,554.1431
  01/01/2011    to  12/31/2011       13.060712        13.893358       65,206.8943
  01/01/2012    to  12/31/2012       13.893358        15.651233       64,573.4725
============   ==== ==========       =========        =========       ===========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE SUB-ACCOUNT (CLASS I)
  11/12/2007    to  12/31/2007       35.327354        36.159439            0.0000
  01/01/2008    to  12/31/2008       36.159439        22.647427        4,216.0418
  01/01/2009    to  12/31/2009       22.647427        28.932451       10,940.7600
  01/01/2010    to  12/31/2010       28.932451        33.317654       15,769.7945
  01/01/2011    to  12/31/2011       33.317654        30.865812       16,967.7884
  01/01/2012    to  12/31/2012       30.865812        35.046009       10,715.0709
============   ==== ==========       =========        =========       ===========
LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50% SUB-ACCOUNT
  05/03/2010    to  12/31/2010       16.586621        17.566747            0.0000
  01/01/2011    to  12/31/2011       17.566747        17.552368            0.0000
  01/01/2012    to  12/31/2012       17.552368        19.603066        2,650.1901
============   ==== ==========       =========        =========       ===========
LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85% SUB-ACCOUNT
  11/12/2007    to  12/31/2007       15.762498        15.885655            0.0000
  01/01/2008    to  12/31/2008       15.885655         9.817829            0.0000
  01/01/2009    to  12/31/2009        9.817829        12.844752            0.0000
  01/01/2010    to  12/31/2010       12.844752        14.676649            0.0000
  01/01/2011    to  12/31/2011       14.676649        14.159959            0.0000
  01/01/2012    to  12/31/2012       14.159959        16.204918        3,526.3743
============   ==== ==========       =========        =========       ===========
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
  11/12/2007    to  12/31/2007       17.002869        17.316087            0.0000
  01/01/2008    to  12/31/2008       17.316087        10.138735        4,061.1227
  01/01/2009    to  12/31/2009       10.138735        14.295706       13,714.8600
  01/01/2010    to  12/31/2010       14.295706        17.673648       14,173.4943
  01/01/2011    to  12/31/2011       17.673648        17.696590       18,622.9363
  01/01/2012    to  12/31/2012       17.696590        20.870774       21,153.0036
============   ==== ==========       =========        =========       ===========
LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
  11/12/2007    to  12/31/2007       16.865061        16.726619        3,594.5497
  01/01/2008    to  12/31/2008       16.726619        11.426676       17,448.2393
  01/01/2009    to  12/31/2009       11.426676        17.554209       10,674.0700
  01/01/2010    to  12/31/2010       17.554209        19.922959       15,229.7339
  01/01/2011    to  12/31/2011       19.922959        20.012944       25,627.7613
  01/01/2012    to  12/31/2012       20.012944        23.385237       36,469.5686
============   ==== ==========       =========        =========       ===========
MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012       22.919437        24.680137        2,313.4765
============   ==== ==========       =========        =========       ===========

                                   1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       18.897361        21.862812          724.3547
=============                            ==== ==========       =========        =========       ===========
INVESCO SMALL CAP GROWTH SUB-ACCOUNT
   11/12/2007                             to  12/31/2007       16.165369        16.182367            0.0000
   01/01/2008                             to  12/31/2008       16.182367         9.791616            0.0000
   01/01/2009                             to  12/31/2009        9.791616        12.940371            0.0000
   01/01/2010                             to  12/31/2010       12.940371        16.125829            0.0000
   01/01/2011                             to  12/31/2011       16.125829        15.753756        3,719.6220
   01/01/2012                             to  12/31/2012       15.753756        18.393263        5,260.8482
=============                            ==== ==========       =========        =========       ===========
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
   05/02/2011                             to  12/31/2011        7.157893         6.494396       27,496.9597
   01/01/2012                             to  12/31/2012        6.494396         7.600271       25,342.7137
=============                            ==== ==========       =========        =========       ===========
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
   11/12/2007                             to  12/31/2007       10.462354        10.395132            0.0000
   01/01/2008                             to  12/31/2008       10.395132         4.658944       13,228.7555
   01/01/2009                             to  12/31/2009        4.658944         6.348101       21,188.1400
   01/01/2010                             to  12/31/2010        6.348101         6.729108       23,016.1355
   01/01/2011                             to  04/29/2011        6.729108         7.158628            0.0000
=============                            ==== ==========       =========        =========       ===========
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       14.352923        14.757218            0.0000
MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
   05/03/2010                             to  12/31/2010        8.738227         9.157409          189.7709
   01/01/2011                             to  12/31/2011        9.157409         8.420143        9,691.6393
   01/01/2012                             to  12/31/2012        8.420143        10.162176        9,309.3097
=============                            ==== ==========       =========        =========       ===========
MET/TEMPLETON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
 SUB-ACCOUNT (CLASS 2))
   11/12/2007                             to  12/31/2007       20.213731        20.391112            0.0000
   01/01/2008                             to  12/31/2008       20.391112        11.614205            0.0000
   01/01/2009                             to  12/31/2009       11.614205        15.037447        3,423.0400
   01/01/2010                             to  12/31/2010       15.037447        15.948823        3,587.4016
   01/01/2011                             to  04/29/2011       15.948823        17.802777            0.0000
=============                            ==== ==========       =========        =========       ===========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007       13.749436        14.151264            0.0000
  01/01/2008    to  12/31/2008       14.151264         6.214507        8,943.3147
  01/01/2009    to  12/31/2009        6.214507        10.368814       12,692.9500
  01/01/2010    to  12/31/2010       10.368814        12.662499       19,514.3871
  01/01/2011    to  12/31/2011       12.662499        10.166471       23,997.2720
  01/01/2012    to  12/31/2012       10.166471        11.936633       27,484.7986
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007       17.677191        18.063774            0.0000
  01/01/2008    to  12/31/2008       18.063774        10.281323        3,298.2608
  01/01/2009    to  12/31/2009       10.281323        13.358703          862.5400
  01/01/2010    to  12/31/2010       13.358703        14.697412        3,735.5970
  01/01/2011    to  12/31/2011       14.697412        12.960029        3,606.3363
  01/01/2012    to  12/31/2012       12.960029        14.936541        4,018.4968
============   ==== ==========       =========        =========      ============
MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007       12.760260        13.219532            0.0000
  01/01/2008    to  12/31/2008       13.219532         6.951392       12,622.3689
  01/01/2009    to  12/31/2009        6.951392        10.796801       15,581.1700
  01/01/2010    to  12/31/2010       10.796801        14.084058       18,608.6377
  01/01/2011    to  12/31/2011       14.084058        12.946656       28,664.2018
  01/01/2012    to  12/31/2012       12.946656        13.971705       51,078.7042
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS A)
  11/12/2007    to  12/31/2007       20.553307        20.819532            0.0000
  01/01/2008    to  12/31/2008       20.819532        13.808893        4,012.3875
  01/01/2009    to  12/31/2009       13.808893        16.894567        8,132.6500
  01/01/2010    to  12/31/2010       16.894567        19.391395       33,963.1493
  01/01/2011    to  12/31/2011       19.391395        18.280134       43,316.5505
  01/01/2012    to  12/31/2012       18.280134        19.963704       55,050.4416
============   ==== ==========       =========        =========      ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
  11/12/2007    to  12/31/2007       20.148258        20.215368        1,494.2557
  01/01/2008    to  12/31/2008       20.215368        17.819154       24,177.9001
  01/01/2009    to  12/31/2009       17.819154        23.420571       36,441.9900
  01/01/2010    to  12/31/2010       23.420571        25.945844       75,207.4395
  01/01/2011    to  12/31/2011       25.945844        26.554217      116,600.0930
  01/01/2012    to  12/31/2012       26.554217        29.271062      153,878.0462
============   ==== ==========       =========        =========      ============

                                   1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
   05/04/2009                             to  12/31/2009        7.321470         9.156929       16,970.5700
   01/01/2010                             to  12/31/2010        9.156929        10.388542       23,103.7314
   01/01/2011                             to  12/31/2011       10.388542        10.109624       28,907.8330
   01/01/2012                             to  12/31/2012       10.109624        11.832467       31,439.8504
=============                            ==== ==========       =========        =========      ============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN LIFE INVESTMENT TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))
   11/12/2007                             to  12/31/2007       15.714409        15.597594            0.0000
   01/01/2008                             to  12/31/2008       15.597594         9.888519        3,723.8675
   01/01/2009                             to  05/01/2009        9.888519         9.601624            0.0000
=============                            ==== ==========       =========        =========      ============
METROPOLITAN SERIES FUND
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       58.866061        61.271564          196.4217
=============                            ==== ==========       =========        =========      ============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
   05/04/2009                             to  12/31/2009        9.191970        11.602931            0.0000
   01/01/2010                             to  12/31/2010       11.602931        13.730001            0.0000
   01/01/2011                             to  12/31/2011       13.730001        12.346718            0.0000
   01/01/2012                             to  12/31/2012       12.346718        13.944955            0.0000
=============                            ==== ==========       =========        =========      ============
BLACKROCK LEGACY LARGE CAP GROWTH SUB-ACCOUNT (CLASS A)
 (FORMERLY MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A))
   11/12/2007                             to  12/31/2007       16.037837        16.601871            0.0000
   01/01/2008                             to  12/31/2008       16.601871         9.403814            0.0000
   01/01/2009                             to  05/01/2009        9.403814         8.948289            0.0000
=============                            ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
   05/03/2010                             to  12/31/2010       14.006697        13.891099      194,980.6532
   01/01/2011                             to  12/31/2011       13.891099        13.719011      181,274.2091
   01/01/2012                             to  12/31/2012       13.719011        13.547659      259,862.9287
=============                            ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS E)
 (FORMERLY LEGG MASON PARTNERS VARIABLE INCOME TRUST - LEGG MASON WESTERN ASSET VARIABLE MONEY
 MARKET SUB-ACCOUNT)
   11/12/2007                             to  12/31/2007       13.960956        14.024189       10,700.9065
   01/01/2008                             to  12/31/2008       14.024189        14.210187       60,907.2179
   01/01/2009                             to  12/31/2009       14.210187        14.065060      115,492.0600
   01/01/2010                             to  04/30/2010       14.065060        14.008136            0.0000
=============                            ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012       16.671065        16.088354        2,952.7554
=============                            ==== ==========       =========        =========      ============

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B))
  11/12/2007    to  12/31/2007       10.074451        10.427689            0.0000
  01/01/2008    to  12/31/2008       10.427689         5.566980        2,917.4771
  01/01/2009    to  12/31/2009        5.566980         7.900513        5,551.3200
  01/01/2010    to  12/31/2010        7.900513         8.535569        5,576.0390
  01/01/2011    to  12/31/2011        8.535569         8.313373        5,447.2291
  01/01/2012    to  04/27/2012        8.313373         9.357081            0.0000
============   ==== ==========       =========        =========       ===========
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007       20.439182        20.558104            0.0000
  01/01/2008    to  12/31/2008       20.558104        12.067882            0.0000
  01/01/2009    to  12/31/2009       12.067882        16.661419            0.0000
  01/01/2010    to  12/31/2010       16.661419        19.075241            0.0000
  01/01/2011    to  12/31/2011       19.075241        17.255312            0.0000
  01/01/2012    to  12/31/2012       17.255312        20.648157            0.0000
============   ==== ==========       =========        =========       ===========
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007       16.831375        16.925717        3,570.2680
  01/01/2008    to  12/31/2008       16.925717        16.625957       19,175.0110
  01/01/2009    to  12/31/2009       16.625957        17.089394       17,190.3300
  01/01/2010    to  12/31/2010       17.089394        17.804117       34,908.0544
  01/01/2011    to  12/31/2011       17.804117        18.509406       58,587.8503
  01/01/2012    to  12/31/2012       18.509406        18.835353       81,440.4586
============   ==== ==========       =========        =========       ===========
OPPENHEIMER VARIABLE ACCOUNT FUNDS
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND (Reg. TM)/VA SUB-ACCOUNT (SERVICE
SHARES)
  11/12/2007    to  12/31/2007       17.162687        17.124350            0.0000
  01/01/2008    to  12/31/2008       17.124350        10.484004        6,231.3812
  01/01/2009    to  12/31/2009       10.484004        14.172538        9,818.5100
  01/01/2010    to  12/31/2010       14.172538        17.223697       20,065.0364
  01/01/2011    to  12/31/2011       17.223697        16.604828       23,958.6850
  01/01/2012    to  12/31/2012       16.604828        19.294993       24,459.3715
============   ==== ==========       =========        =========       ===========
PIONEER VARIABLE CONTRACTS TRUST
PIONEER VCT MID CAP VALUE SUB-ACCOUNT (CLASS II)
  11/12/2007    to  12/31/2007       34.238140        34.162806            0.0000
  01/01/2008    to  12/31/2008       34.162806        22.347805          795.8752
  01/01/2009    to  12/31/2009       22.347805        27.645699        1,372.7300
  01/01/2010    to  12/31/2010       27.645699        32.187685        1,556.8173
  01/01/2011    to  12/31/2011       32.187685        29.931848        3,490.0947
  01/01/2012    to  12/31/2012       29.931848        32.758073        2,887.8870
============   ==== ==========       =========        =========       ===========

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
UIF U.S. REAL ESTATE SUB-ACCOUNT (CLASS I)
  11/12/2007    to  12/31/2007       50.663004        47.376362           0.0000
  01/01/2008    to  12/31/2008       47.376362        29.055513       4,005.3883
  01/01/2009    to  12/31/2009       29.055513        36.830427       4,325.4100
  01/01/2010    to  12/31/2010       36.830427        47.271572       4,788.0290
  01/01/2011    to  12/31/2011       47.271572        49.449274       6,978.5847
  01/01/2012    to  12/31/2012       49.449274        56.564910       7,493.9429
============   ==== ==========       =========        =========       ==========

FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the financial statements of the Company are included herein.


The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.


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